As filed with the Securities and Exchange Commission on February 28, 2005

                                                Securities Act File No. 33-71142
                                        Investment Company Act File No. 811-8128
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ____________________

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                  [X]
                        Pre-Effective Amendment No. ___                [_]
                        Post-Effective Amendment No. 14                [X]
                                      and
                             REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANIES ACT OF 1940             [X]
                                Amendment No. 15                       [X]

                              ____________________

                      W.P. STEWART & CO. GROWTH FUND, INC.
             (Exact Name of Registrant as Specified in Its Charter)

                               527 Madison Avenue
                            New York, New York 10022
               (Address of Principal Executive Offices, Zip Code)
                                 (212) 750-8585
              (Registrant's Telephone Number, including Area Code)
                              ____________________

                                   Copies to:
  W.P. Stewart & Co., Inc.                                 Nora M. Jordan
    527 Madison Avenue                                Davis Polk & Wardwell
  New York, New York 10022                              450 Lexington Avenue
   Attn: Michael W. Stamm                             New York, New York 10017

                     (Name and Address of Agent for Service)
                              ____________________


     Approximate date of commencement of proposed sale to the public: As soon as practicable after the effective date of this Registration Statement.

     It is proposed that this filing will become effective (check appropriate box):

        [_] immediately upon filing pursuant to paragraph (b)
        [_] on (date) pursuant to paragraph (b)
        [_] 60 days after filing pursuant to paragraph (a)(1)
        [X] on April 29, 2005 pursuant to paragraph (a)(1)
        [_] 75 days after filing pursuant to paragraph (a)(2)
        [_] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

        [_] This post-effective amendment designates as new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered    Shares of Common Stock, $0.001 Par Value
------------------------------------    ----------------------------------------


================================================================================

PROSPECTUS


                      W.P. Stewart & Co. Growth Fund, Inc.





                               Investment Adviser

                            W.P. Stewart & Co., Inc.
                               527 Madison Avenue
                            New York, New York 10022

     W.P. Stewart & Co. Growth Fund, Inc. (the "Fund") is a non-diversified mutual fund, the investment objective of which is capital gains. There can be no certainty that the Fund will achieve its investment objective.



                              ____________________


           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
        DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
          PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                              ____________________


                                 April o, 2005

                               TABLE OF CONTENTS
                               _________________

                                                                            Page
                                                                            ----


RISK/RETURN SUMMARY............................................................3

FUND PERFORMANCE...............................................................4

FEES AND EXPENSES..............................................................5
     Expense Example...........................................................5


INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS..................6
     Investment Objective and Principal Investment Strategies..................6
     Principal Investment Risks................................................6
     Other Investment Strategies and Risks.....................................7

MANAGEMENT.....................................................................7
     The Investment Adviser....................................................7


DISTRIBUTOR....................................................................8

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE....................................8

PRICING OF SHARES..............................................................8

PURCHASE OF SHARES.............................................................9
     Direct Purchasers.........................................................9
     Customer Identification and Verification..................................9
     Anti-Money Laundering Program............................................10
     Customers of Selected Broker-Dealers.....................................10
     Investment Minimums......................................................10

REDEMPTIONS AND DISTRIBUTIONS.................................................11
     Redemptions..............................................................11
     Dividends and Distributions..............................................11

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES.............................11

TAXATION......................................................................12
     Taxability of Dividends and Distributions................................12
     Taxability of Transactions...............................................12

FINANCIAL HIGHLIGHTS..........................................................13

                              RISK/RETURN SUMMARY

Investment Objective              Capital gains.

Principal Investment Strategies   The Fund's investment adviser, W.P. Stewart &
                                  Co., Inc. (the "Adviser"), seeks to achieve the Fund's investment objective of capital gains (i.e., growth in the value of the Fund's shares), by investing in common stocks of companies based on a variety of factors. Such factors include: the company's record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the U.S. and abroad, lack of cyclicality, large market capitalization and liquidity of the company's securities.
                                  Large-market capitalization companies are companies that have market capitalizations in the range of companies included in the Standard & Poor's 500 Index (generally at least $5 billion). The Fund's portfolio normally consists primarily of common stocks of U.S.-based companies listed on the New York
                                  Stock Exchange.

Principal Investment Risks        Your Fund shares can go down in value, so you
                                  may lose money by investing in the Fund. The price of the Fund's shares may be more volatile than the price of shares of funds investing in other types of equity securities or in primarily fixed income securities. The price of common stocks tends to fluctuate more dramatically than other types of investments.
                                  These price movements may result from
                                  economic, political and regulatory factors affecting individual companies, industries or securities markets as a whole. The price of growth stocks may be particularly volatile.
                                  Since the companies that issue these stocks usually reinvest a high portion of earnings in their own businesses, they may lack the dividend yield associated with value stocks that can cushion total return in a declining market. Also, since investors buy growth stocks based on their expected earnings growth, earnings disappointments often result in sharp price declines. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is a "non-diversified" investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund's performance.

                                  To the extent that the Fund invests a
                                  relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. No method of fundamental or technical analysis, including that employed by the Adviser, has been proven to provide a guaranteed rate of return adjusted for investment risk.

Suitability                       Because the Fund invests a high percentage of
                                  its assets in a limited number of common stocks, the Fund may not represent a complete investment program.

                                FUND PERFORMANCE

     The following bar chart and table show the variability of the Fund's performance from year to year and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund's performance for each full calendar year of operations for the last nine years. The table shows how the Fund's average annual returns compare to those of a broad-based securities market index. Of course, past performance (before and after taxes) cannot predict or guarantee future results.

                             Annual Total Returns*

                                [GRAPH OMITTED]

____________________
* Annual total returns do not include performance for the period from February 28, 1994 (inception date) through December 31, 1994. During the 10-year period shown in the bar chart, the highest return for a quarter was
     o and the lowest return for a quarter was o.


  Average Annual Total Returns (as of the fiscal year ended December 31, 2004)

                                                                                                        Return
                                                                                                        Since
                                                                                One Year  Five Years  Inception*
                                                                                --------  ----------  ----------
W.P. Stewart & Co. Growth Fund, Inc.
    Return Before Taxes.......................................................     o%         o%          o%
    Return After Taxes on Distributions**.....................................     o%         o%          o%
    Return After Taxes on Distributions and Sale of Fund Shares**.............     o%         o%          o%
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)***.......     o%         o%          o%

_______________________
*    Inception Date of Fund: February 28, 1994.

** After-tax returns: (i) are estimated and based on calculations using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and (ii) are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** The S&P 500(R) Index is the Standard & Poor's 500(R) Index, a widely recognized, unmanaged index of common stock prices.

                               FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..   None
   Maximum Deferred Sales Load..................................................   None
   Maximum Sales Load Imposed on Reinvested Dividends...........................   None
   Redemption Fee (as a percentage of the amount redeemed)(1)...................   None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
   Management Fees..............................................................   1.50%
   Distribution (12b-1) Fees....................................................   None
   Other Expenses...............................................................   0.49%
                                                                                  ------
   Total Fund Operating Expenses(2).............................................   1.99%
                                                                                  ======

_______________________
(1)  Effective October 1, 2003, the Fund eliminated its redemption fee.

(2) The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses of the Fund so that total Fund operating expenses do not exceed 2.5% of the average net assets of the Fund up to $30 million, 2% of average net assets of the Fund of the next $70 million up to $100 million, and 1.5% of the average net assets of the Fund in excess of $100 million. Such voluntary waiver and/or expense reimbursement is not required by the Investment Advisory Services Agreement between the Fund and the Adviser and may be discontinued at any time. In addition, the Adviser voluntarily bears the cost of certain professional services incurred by the Fund, including audit, legal and other miscellaneous expenses, although this arrangement may change in the future. The amount of the expenses for professional services borne by the Adviser was $o for the year ended December 31, 2004.


Expense Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 year                 3 years               5 years               10 years
  --------               ---------             ---------             ----------
     $o                     $o                    $o                     $o


     The amount of expenses you would pay would be the same whether or not you redeem your shares at the end of the period.

         INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective and Principal Investment Strategies

     The Fund's investment objective is to earn capital gains for shareholders. The Fund normally invests primarily in common stocks listed on the New York Stock Exchange, but also invests, from time to time, in common stocks listed on other U.S. stock exchanges, in common stocks traded through The NASDAQ Stock Market Inc. ("NASDAQ") and on international exchanges. The Fund permits investors to participate in a professionally-managed portfolio consisting primarily of stocks of growth businesses based in the U.S.

     The Adviser employs an appraisal method which attempts to measure each prospective company's quality and growth rate by numerous criteria. Such criteria include: the company's record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the U.S. and abroad, lack of cyclicality, large market capitalization and liquidity of the company's securities. These results are compared to the general stock markets to determine the relative attractiveness of each company at a given moment. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments. No method of fundamental or technical analysis, including that employed by the Adviser, has been proven to provide a guaranteed rate of return adjusted for investment risk.

     The Fund invests in a relatively small number of individual stocks. To enable it to do so, the Fund technically is classified as "non-diversified." It may invest more than 5% of the value of its assets in the securities of a company and may acquire more than 10% of the voting securities of a company (subject to certain limitations under the Internal Revenue Code).

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. As described in more detail in the Fund's Statement of Additional Information, the Fund publicly files a complete list of its portfolio holdings, which can be accessed from the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov 60 days after the end of a calendar quarter (through forms N-CSR and N-Q).

Principal Investment Risks

     The price of the Fund's shares may go up or down, and may be more volatile than shares of a fund investing in fixed income or money market securities. The prices of common stocks tend to rise and fall more dramatically than other types of investments. These price movements may result from economic, political, regulatory and other factors affecting the issuer, the issuer's geographic region, the issuer's industry, stock markets in general or particular sectors of stock markets. Large-cap stocks, for example, can react differently than small- or mid-cap stocks.

     The price of growth stocks may be particularly volatile. Since the issuers of such stocks usually reinvest a high portion of earnings in their own businesses, they may lack the dividend yield associated with value stocks that can cushion total return in a declining market. Also, growth stocks tend to be more expensive relative to their earnings or assets, especially compared to "value" stocks. Because investors buy growth stocks based on their expected earnings growth, earnings disappointments often result in sharp price declines.

     Because the Fund invests in a relatively small number of individual stocks, the risks of investing in the Fund are greater than the risks of investing in a more widely diversified fund. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may be more susceptible than would a more widely diversified fund to any single economic, political or regulatory occurrence or to changes in a particular company's financial condition or in the market's assessment of the company.

Other Investment Strategies and Risks

     In addition to the Fund's principal investment strategies described above, the Fund may invest in the following other investments:

     Temporary Positions: For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities of the U.S. government or its agencies or instrumentalities, interest-bearing accounts maintained with financial institutions, including banks, investment grade short-term debt securities and commercial paper of U.S. companies or repurchase agreements, as well as other money market instruments. The Fund may also invest in such debt securities in order to earn a return on available cash balances pending investment or reinvestment. The Fund may not achieve its investment objective by investing in such securities.

     Foreign Investments: The Fund may also invest in stocks issued by non-U.S. companies. Such investments will normally be made through the purchase of American Depositary Receipts ("ADRs"), which are investments in shares of non-U.S. companies denominated in U.S. Dollars. The Fund does not currently have any direct investments in non-U.S. stocks (although it may have indirect investments in non-U.S. stocks through the purchase of ADRs), but it may make such investments in the future. Investments in non-U.S. stocks, whether directly or through ADRs, involve more and different risks than investments in U.S. stocks. Foreign companies are not necessarily subject to the same disclosure, accounting, and financial reporting standards as U.S. companies. Furthermore, the political, economic and social structures of some countries may be less stable and more volatile than those in the U.S. As a result, foreign stock exchanges, custodial arrangements and currencies generally are more volatile.

     If the underlying investments represented by ADRs are denominated in foreign currencies or the Fund receives dividends that are declared in foreign currencies, the value of the ADRs and the amount of dividends received as measured in U.S. Dollars may be adversely affected by fluctuations in currencies, including fluctuations in the "euro" currency. Foreign investments, especially those in emerging markets, may be more volatile and potentially less liquid than investments in U.S. companies. In addition, dividends declared on the underlying investment represented by ADRs generally will be subject to withholding taxes.


                                   MANAGEMENT

The Investment Adviser

     The Fund's investments are managed by the Adviser, a Delaware corporation incorporated in 1998. The Adviser and its affiliates and its and their predecessors have been providing investment advisory services to individuals, trusts and pension funds since 1975 (and to the Fund, since its inception in 1994). The Adviser's business office is located at 527 Madison Avenue, 20th Floor, New York, New York 10022-4212. Its telephone number is (212) 750-8585, and its facsimile number is (212) 980-8039.

     The Adviser is responsible for the management of the Fund's business affairs, including providing investment research and analysis of investment opportunities and the management of the Fund's trading and investment transactions, subject to the investment policies and restrictions described in this Prospectus and the supervision of the Board of Directors.

     The Adviser's portfolio manager for the Fund is Peter H. Jennison, President of the Fund and portfolio manager and Vice President of the Adviser. Mr. Jennison has served as a portfolio manager of the Fund since November 13, 2001, and of other accounts managed by the Adviser and its affiliates and predecessors since June 1989. Mr. Jennison and the other portfolio managers of the Adviser are members of an investment research group which selects the group of securities in which each account, including the Fund, may invest. Mr. Jennison, who is primarily responsible for the day-to-day management of the Fund's portfolio, selects securities from this group for investment by the Fund. Although each account managed by the Adviser has individual objectives and a unique portfolio, the Fund's investments generally are similar to investments made by the Adviser's other managed accounts.

     The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

     Under the Investment Advisory Services Agreement between the Adviser and the Fund, the Fund pays the Adviser a fee at the annual rate of 1.5% of the Fund's average daily net assets, quarterly in arrears. For the fiscal year ended December 31, 2004, the Fund paid the Adviser an advisory fee of o% of the average net assets of the Fund.


                                   DISTRIBUTOR

     Effective September 18, 2002, the Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the "Distributor") in connection with the promotion and distribution of the Fund's shares. The Distributor is located at 1625 Broadway, Suite 2220, Denver, Colorado 80202. The Distributor is not affiliated with the Adviser. The Adviser has agreed to bear, out of its own resources, all of the fees payable to the Distributor for its distribution services to the Fund as well as other fees and expenses in connection with the distribution of Fund shares.


                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     Management's discussion of the Fund's performance during the fiscal year ended December 31, 2003 is included in the Fund's 2003 annual report to shareholders, additional copies of which can be obtained free of charge upon request in writing or by telephoning the Fund.


                                PRICING OF SHARES

     The price of a Fund share is based on the Fund's net asset value per share. The net asset value per share is determined each day the New York Stock Exchange is open for trading (each, a "Business Day") by or at the direction of the Board of Directors as of the close of business of the New York Stock Exchange (generally 4:00 p.m., New York City time). Shares will not be priced on days that the New York Stock Exchange is closed for trading. The Fund's portfolio securities may be traded elsewhere, such as on foreign exchanges, on days that the New York Stock Exchange is closed. As a result, the value of the Fund's shares may be affected on days when shareholders will not be able to purchase or redeem shares of the Fund.

     The net asset value is computed by dividing the sum of the market value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at a particular time.

     In general, the Fund values its portfolio holdings at their last available public sale price on a Business Day in the case of securities listed on any established securities exchange or any comparable foreign over-the-counter quotation system providing last sale data, or, in the case of securities included in NASDAQ at the NASDAQ Official Closing Price, or if no sales of such securities are reported on such date, and in the case of "over-the-counter" securities not described above in this paragraph, at the last reported bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange on which the securities are principally traded.

     Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund, the Fund's Valuation Committee or the Adviser, in accordance with procedures adopted by the Board of Directors. The circumstances under which fair valuation may be used include (i) where price quotations generally obtained from traditional pricing sources are unavailable or unreliable; (ii) unusual events, such as unexpected market closures or other significant events affecting an issuer of a security in the Fund's portfolio, such as announcements of corporate actions or earnings, or significant market fluctuation or natural disasters, as a result of which the last market quotation for a security does not accurately reflect the current market value of the security; and (iii) valuations of illiquid or restricted securities.

     The Fund's use of fair valuation procedure is designed to help ensure that the Fund's net asset value reflects the value of its underlying portfolio securities as accurately as possible. However, there can be no assurance that the value of a security as determined through the Fund's fair valuation procedures will reflect such security's market value.


                               PURCHASE OF SHARES

     You may purchase shares on any Business Day either directly from the Fund or through a broker-dealer.

     The price of your shares is based on the next calculation of net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain broker-dealers or financial intermediaries, however, may require submission of orders prior to that time.

     Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. In particular, the Fund may reject any purchase orders when the Fund becomes aware of potentially harmful market timing, short-term or excessive trading patterns by shareholders. See "Frequent Purchases and Redemptions of Fund Shares". Further, the Fund may reject any purchase order in accordance with the U.S. Patriot Act and Rules thereunder.

Direct Purchasers

     If you purchase shares directly from the Fund, the purchase price will be the net asset value of the shares next computed following receipt of payment and the Subscriber Information Form and Subscription Agreement attached to this Prospectus. Your payment cannot be accepted until the Fund receives these subscription documents.

     Payment may be made by check or by wire pursuant to delivery instructions set forth in the Subscription Instructions. If you already are a Fund shareholder, you need not submit the subscription documents when purchasing additional shares. The Fund can reject any purchase.

     The Fund generally does not issue certificates for shares. The Fund instead credits your account with the number of shares purchased. You should promptly check the confirmation that is mailed after each purchase (or redemption) in order to ensure that the purchase (or redemption) of shares reported has been recorded accurately in your account. Statements of account will be mailed monthly, showing transactions during the month.

     The Adviser may pay out of its own resources persons who sell shares of the Fund.

Customer Identification and Verification

     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

     What this means to you: When you subscribe for shares, we or your financial intermediary will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

     The Fund is required by law to reject your subscription application if the required identifying information is not provided.

     In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity, and the Fund shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a time frame established in the sole discretion of the Fund, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your subscription will be accepted and your order will be processed at the net asset value per share next determined after receipt of your application and payment in proper form.

     The Fund, however, reserves the right to close your account at the then current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a time frame established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

     Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal Law. The Fund has adopted Anti-Money Laundering Policy and Procedures designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel, or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by government or law enforcement authority. If your account is closed at the request of government or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Customers of Selected Broker-Dealers

     The Fund has authorized the use of certain broker-dealers to receive on its behalf purchase and redemption orders ("Selected Brokers"). Selected Brokers are authorized to enter into agreements with additional broker-dealers to receive purchase and redemption orders on the Fund's behalf. The term "Selected Brokers" as used in this Prospectus will also include such authorized designees. The Fund will be deemed to have received a purchase or redemption order when a Selected Broker receives the order. Such orders will be priced at the Fund's net asset value next computed after they are received by the Selected Broker and accepted by the Fund. Selected Brokers may charge their customers a fee for their services, no part of which is received by the Fund.

     Investors who purchase Shares through a Selected Broker will be subject to the procedures of their Selected Broker, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those generally applicable to direct purchasers. Any charges imposed by a Selected Broker would reduce the return on an investment in the Fund. Investors should acquaint themselves with their Selected Broker's procedures and should read this Prospectus in conjunction with any material and information provided by their Selected Broker. Investors who purchase Shares through a Selected Broker may or may not be the shareholder of record. Selected Brokers are responsible for promptly transmitting purchase and redemption orders to the Fund.

Investment Minimums

     The minimum initial investment in the Fund for direct purchasers is $50,000, although the Fund may in its discretion accept purchases for a lesser amount. The minimum initial investment in the Fund for investors who purchase shares through a Selected Broker is $10,000. There is no minimum subsequent investment.

                         REDEMPTIONS AND DISTRIBUTIONS

Redemptions

     You may redeem shares on any Business Day. The redemption price will be the net asset value of the shares next computed following receipt of the redemption request in proper form by the Fund. Any redemption orders placed prior to the close of business on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Redemption orders placed after that time will be priced at the net asset value determined on the next Business Day. Redemption requests must be made in writing and sent by mail to W.P. Stewart & Co. Growth Fund, Inc., 527 Madison Avenue, New York, New York 10022, or sent by facsimile to (212) 980-8039. (However, if you invested through a Selected Broker, then you will need to contact your Selected Broker to place a redemption order.) If certificates have been issued for the shares being redeemed, your redemption request must be accompanied by the certificates endorsed for transfer (or accompanied by an endorsed stock power). The Fund can refuse any requests for redemption if a Fund representative reasonably believes any such request may not be properly authorized. The Fund will not honor redemption requests that are not in proper form.

     The Fund may require the redemption of your shares in full if (i) the net asset value of your shares is reduced to less than $10,000 due to redemptions made by you, or (ii) the Fund determines or has reason to believe that your ownership of such shares will cause the Fund to be in violation of, or require registration of any such shares or subject the Fund to additional registration or regulation under, the securities laws of any relevant jurisdiction. Any such mandatory redemption shall be effective as of the date designated by the Fund in a notice to the shareholder (which shall be not less than 30 calendar days after delivery or mailing of the notice of mandatory redemption). If the Fund is requiring the redemption of your shares because the net asset value of your shares has been reduced to less than $10,000 due to redemptions made by you, you will be permitted to increase your investment during the notice period to at least $10,000 to avoid automatic redemption at the net asset value as of the close of business on the proposed redemption date.

     You will receive payment of the redemption price within seven days after receipt by the Fund of the redemption request in good order, but the Fund may suspend the right of redemption or postpone payment during any period when (a) trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as defined by the Commission, exists, making sale of portfolio securities or determination of the value of the Fund's net assets not reasonably practicable. You will receive notice of any suspension if you have submitted a redemption request and you have not received your redemption payment. If you do not withdraw your redemption request after notification of a suspension, the redemption will be made as of the day on which the suspension is lifted, on the basis of the net asset valuation on that day.

     Shareholders who have invested through a Selected Broker should redeem their shares through the Selected Broker.

Dividends and Distributions

     The Fund intends to pay you a dividend annually representing its entire net investment income (if any) and to distribute to you all its net realized capital gains (if any) at least annually. Your dividends and/or any capital gain distributions will be reinvested automatically in shares of the Fund at net asset value as of the payment date unless you make a written request to the Fund for payment in cash at least five days in advance of the payment date.

     Checks issued upon your request for payment of dividends and capital gain distributions in cash will be forwarded to you by first class mail. Uncashed checks will not earn interest.


               FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     The Fund does not permit short-term or excessive trading in and out of the Fund. Such practice may harm the Fund's performance by disrupting portfolio management strategies, increasing expenses and diluting the value of shares held by long-term shareholders. Accordingly, the Fund may take appropriate action when it becomes aware of potentially harmful market timing or short-term or excessive trading patterns by shareholders.

     The Fund's Board of Directors has adopted certain policies and procedures designed to detect and deter short-term or excessive trading. Pursuant to the policies, the Fund monitors both the dollar amount and frequency of shareholder purchases and redemptions in the Fund and identifies trading activity deemed harmful or disruptive to the Fund and the investors. Where the Fund reasonably believes that trading by a shareholder may involve short-term or excessive trading, the Fund will take appropriate action, which may include a warning to the investor, rejection of a particular trade or, in the event of repeated violations, prohibition of an investor's future purchases of the Fund's shares.

     The Fund seeks to apply these policies uniformly in all cases, including to omnibus accounts at intermediaries, such as investment advisers, broker dealers, transfer agents, third-party administrators and insurance companies.

     Shareholders seeking to engage in frequent purchases and redemptions may deploy a variety of strategies to avoid detection, and, despite the Fund's efforts to discourage market timing, there can be no assurance that the Fund will be able to identify and curtail all such trading practices.


                                    TAXATION

Taxability of Dividends and Distributions

     Dividends from net ordinary income or net short-term capital gains will be taxable to you as ordinary income and distributions from net capital gains from the sale of assets held by the Fund for more than one year ("net capital gains") will be taxable to you as long-term capital gains, regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund and regardless of how long you have held shares of the Fund. The Fund expects that its distributions will consist primarily of long-term capital gains. The maximum long-term capital gains rate for individuals is currently 15%. The maximum long-term capital gains rate for corporations is the same as the maximum tax rate for ordinary income, which currently is 35%. Corporations may be entitled to take a dividends received deduction for a portion of certain dividends they receive. The Fund will inform you each year of the tax status of distributions you received for the previous year. Your tax liabilities for such distributions will depend on your particular tax situation.

     By law, the Fund must withhold 30% (scheduled to be phased down to 28% by 2006) of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

     Distributions of net ordinary income or net short-term capital gains received by a non-resident alien individual or foreign corporation shareholder which is not engaged in a trade or business in the U.S. generally will be subject to federal withholding tax at the rate of 30%, unless such rate is reduced by an applicable income tax treaty to which the U.S. is a party. However, gains from the sale by any such shareholder of shares of the Fund and distributions received by any such shareholder from net capital gains generally will not be subject to federal withholding tax.

Taxability of Transactions

     Any time you redeem your shares, it is considered a taxable event for you. Any gain or loss realized upon a redemption of shares generally will be treated as capital gain or loss. Any such gain or loss will be treated as a long-term capital gain or loss if you held your shares for more than one year and otherwise as a short-term capital gain or loss (except that any loss with respect to shares that you held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received).

     The foregoing is a summary of some of the important federal income tax considerations affecting the Fund and its shareholders. It is not a complete analysis of all relevant tax considerations, nor is it a complete listing of all potential tax risks involved in purchasing or holding shares of the Fund. You should consult your own tax advisor regarding specific questions of federal, state, local or foreign tax law.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Weiser LLP, independent auditors, whose report, together with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                    For the Year  For the Year    For the Year    For the Year    For the Year
                                                       Ended         Ended           Ended           Ended           Ended
                                                    December 31,  December 31,    December 31,    December 31,    December 31,
                                                        2004          2003            2002            2001            2000
                                                    ------------  ------------    ------------    ------------    ------------
Net Asset Value Per Share, Beginning of Year .....            $o  $     150.08    $     180.73    $     207.95    $     218.96
                                                    ------------  ------------    ------------    ------------    ------------

Income or Loss from Investment Operations
Net Investment Loss ..............................             o         (1.41)          (1.46)          (2.07)          (2.74)
Net Gain/Loss from Investments (both realized and
     unrealized) .................................             o         26.70          (28.27)         (25.09)          (1.82)
                                                    ------------  ------------    ------------    ------------    ------------


Total Increase/Decrease from Investment Operations             o         25.29          (29.73)         (27.16)          (4.56)
Less Distributions
Distributions (from capital gains) ...............             o          0.00           (0.92)          (0.06)          (6.45)
                                                    ------------  ------------    ------------    ------------    ------------
Total Distributions ..............................             o          0.00           (0.92)          (0.06)          (6.45)
                                                    ------------  ------------    ------------    ------------    ------------
Net Asset Value Per Share, End of Year ...........            $o  $     175.37    $     150.08    $     180.73    $     207.95
                                                    ============  ============    ============    ============    ============

TOTAL INVESTMENT RETURN(a) .......................            o%         16.85%         (16.46)%        (13.06)%         (2.24)%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands) ...........            $o  $     76,518    $     56,046    $     61,220    $     69,848
Ratio of Expenses to Average Net Assets ..........            o%          1.99%           1.97%           1.94%           1.83%
Ratio of Net Investment Loss to Average Net Assets            o%         (0.93)%         (0.94)%         (1.11)%         (1.23)%
Portfolio Turnover ...............................            o%            32%             40%             69%             43%

______________________
(a) Total investment return is calculated assuming a purchase of common stock at net asset value at the beginning of the period, a sale at net asset value at the end of the period and reinvestment of all dividends and distributions at net asset value during the period. Past performance results shown in this report should not be considered a representation of future performance. Investment return will vary and net asset value of shares, when redeemed, may be worth more or less than their original cost.

     The Fund's Statement of Additional Information includes additional information about the Fund and is incorporated by reference herein (legally forms a part of this Prospectus). Additional information about the Fund's investments is also available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can obtain, free of charge, the Statement of Additional Information, annual and semi-annual reports and additional copies of this Prospectus, or make shareholder inquiries, by writing to the Fund at 527 Madison Avenue, New York, New York 10022, by telephoning the Fund collect at (212) 750-8585 or by sending a request by facsimile at (212) 980-8039. You can also obtain these and other related materials at the Securities and Exchange Commission's internet site (http://www.sec.gov) or, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102. You can also review and copy such materials at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (please call (202) 942-8090 in advance for available hours).

SUBSCRIPTION APPLICATION


                      W.P. Stewart & Co. Growth Fund, Inc.


                           Subscription Instructions


Basic Subscription Documents

     You may subscribe for shares of the common stock, par value $0.001 per share ("Shares"), of W.P. Stewart & Co. Growth Fund, Inc. (the "Fund") by completing, signing and delivering the following basic subscription documents:

     (a) Subscriber Information Form: Complete all requested information, date and sign.

     (b) Subscription Agreement: Date and sign page S-14. The Subscription Agreement may be completed by a duly authorized officer or agent on behalf of a Subscriber.

     (c) Evidence of Authorization: Subscribers which are corporations should submit certified corporate resolutions authorizing the subscription and identifying the corporate officer(s) empowered to sign the basic subscription documents. Partnerships should submit an extract of the partnership agreement identifying the general partners. Trusts should submit a copy of the trust agreement or relevant portions thereof showing appointment and authority of trustee(s). Employee benefit plans (including Individual Retirement Accounts) should submit a certificate of the trustee or an appropriate officer certifying that the subscription has been authorized and identifying the individual empowered to sign the basic subscription documents. (Entities may be requested to furnish other or additional documentation evidencing the authority to invest in the Fund.)


Delivery Instructions

     Basic subscription documents should be delivered or mailed to the Fund at the following address:

         c/o W.P. Stewart & Co., Inc.
         527 Madison Avenue
         New York, New York 10022
         Attn: Fund Administration

     All basic subscription documents will be returned to the Subscriber if this subscription is not accepted.

Subscription Payments

     Payments for the amount subscribed (not less than $50,000 unless otherwise agreed in advance by the Fund) may be made by check, made payable to W.P. Stewart & Co. Growth Fund, Inc., or by wire transfer as follows:

       Receiving Bank Information  State Street Bank and Trust Company
                                   225 Franklin Street
                                   Boston, Massachusetts 02110

                          ABA No.  011000028

                  For Account of:  BNF=AC-65590622
                                   Mutual Funds F/B/O W.P. Stewart

              For Sub-account of:  OBI=Growth Fund
                                   Shareholder Name/Account Number


Acceptance of Subscriptions

     The acceptance of subscriptions is within the absolute discretion of the Fund, which may require additional information prior to making a determination. The Fund will seek to notify the Subscriber of its acceptance or rejection of the subscription prior to the date of the proposed investment. If the subscription is rejected, the Fund will promptly refund (without interest) to the Subscriber any subscription payments received by the Fund.

     Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly the Fund may reject any purchase orders when the Fund becomes aware of potentially harmful market timing, short-term or excessive trading patterns by shareholders. Further, the Fund may reject any purchase order in accordance with the U.S. Patriot Act and Rules thereunder.


Additional Information

     For additional information concerning subscriptions, prospective investors should contact W.P. Stewart & Co., Inc. at (212) 750-8585.


IMPORTANT INFORMATION ABOUT PROCEDURES FOR SUBSCRIBERS

     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who subscribes.

     What this means for you: When you subscribe, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.

                      W.P. Stewart & Co. Growth Fund, Inc.


                         Subscription Information Form

     Each Subscriber for shares of the common stock, par value $0.001 per share ("Shares"), of W.P. Stewart & Co. Growth Fund, Inc. (the "Fund") is requested to furnish the following information (please print or type):


1. Identity of Subscriber

     Name:______________________________________________________________________

     *Mailing Address:__________________________________________________________

                      __________________________________________________________

     Telephone:  (   )__________________________________________________________

     Telecopier: (   )__________________________________________________________

* Please indicate above the address to which Fund communications and notices should be sent. If the Subscriber is a natural person, please also furnish below the Subscriber's residential address if different from the address indicated above:

     Residential Address:_______________________________________________________
     (if different from Mailing Address above)

     Duplicate Statement Address:_______________________________________________

                                 _______________________________________________


2. Amount of Subscription

    $______________________________________


3. Supplemental Data for Entities

     If the Subscriber is not a natural person, furnish the following supplemental data (natural persons may skip to Question 4):

     (a) Legal form of entity:__________________________________________________

     (b) Jurisdiction of organization:__________________________________________

________________________________________________________________________________

4. Tax Information

_________________________________________________________________________________________________________________
                                      PART 1 -- PLEASE PROVIDE YOUR TIN IN THE BOX  |  Social Security Number OR
                                      AT RIGHT AND CERTIFY BY SIGNING AND DATING    |  Employer Identification
                                      BELOW.                                        |  Number
                                    _____________________________________________________________________________
                                      PART 2 -- CERTIFICATION-Under penalties of perjury, I certify that:
                                      (1) The number shown on this form is my correct taxpayer identification
               SUBSTITUTE             number (or I am waiting for a number to be issued for me), and
                Form W-9              (2) I am not subject to backup withholding because: (a) I am exempt from
       Department of the Treasury     backup withholding, or (b) I have not been notified by the Internal
        Internal Revenue Service      Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS
             Payer's Request          has notified me that I am no longer subject to backup withholding, and
              for Taxpayer            (3) I am a U.S. person (including a U.S. resident alien).
         Identification ("TIN")       CERTIFICATION INSTRUCTIONS -- You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. For real estate transactions, item (2) does not apply. For mortgage interest paid, acquisition or abandonment of secured property, cancellation of debt, contributions to an individual retirement arrangement (IRA), and generally, payments other than interest and dividends, you are not required to sign the Certification, but you must provide your correct TIN.
                                    _____________________________________________________________________________
                                     SIGNATURE...........................................PART-3

                                     DATE ...............................................Awaiting TIN   [_]
_________________________________________________________________________________________________________________
NOTE: FAILURE TO COMPLETE AND RETURN THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 30% OF ANY PAYMENTS MADE TO
      YOU. PLEASE REVIEW THE ENCLOSED GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON
      SUBSTITUTE FORM W-9 FOR ADDITIONAL DETAILS.
_________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________

                      YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU CHECK THE BOX IN
                                         PART 3 OF SUBSTITUTE FORM W-9

                            CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

     I certify under penalties of perjury that a taxpayer identification number has not been issued to me, and either I have mailed or delivered an application to receive a Taxpayer Identification Number to the appropriate Internal Revenue Service Center or Social Security Administration Office and have attached a copy of such application to this Certificate. I understand that if I do not provide a Taxpayer Identification
Number by the time of payment, 30% of all reportable payments made to me will be withheld, but that such amounts will be refunded to me if I then provide a Taxpayer Identification Number within 30 days. I further understand that if I do not provide a Taxpayer Identification Number within 30 days, my account may be closed and the proceeds returned to me.

Signature _______________________________________________ Date: _________________________________________________

_________________________________________________________________________________________________________________



                                                               __________________________________________________
                                                               Name and title or
                                                               representative capacity,
                                                               if applicable

5. Individual/Joint Account

   Primary Owner

      Name: ____________________________________________________________________
                  First                 Middle                  Last

      Date of birth: _____________/________/________   [_] Male    [_] Female
                        Month        Day      Year

      Country of citizenship:___________________________________________________

      Social Security Number or Taxpayer ID Number:_____________________________

      If you are a U.S. citizen, please provide copies of your driver's license and/or passport.

      If you are a non-U.S. citizen, please provide a copy of either your: 1. Passport (cover, photo and information page) or 2. National ID card (ID card cannot be a driver's license and must contain photo). Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

      Passport or ID number:________________ Country of issuance________________

      Date of Issue__________________________ Expiration date___________________

      Type of passport:  [_] Standard    [_] Military    [_] Diplomatic

      Are you or a family member a current or former government official in a country other than the U.S. or a close associate of such a government official? If yes, please contact W.P. Stewart & Co., Inc. at (212)
      750-8585 to obtain additional documentation.    [_] Yes    [_] No

    Other Beneficial Owner

      Name: ____________________________________________________________________
                  First                 Middle                  Last

      Date of birth: _____________/________/________   [_] Male    [_] Female
                        Month        Day      Year

      Country of citizenship:___________________________________________________

      Social Security Number or Taxpayer ID Number:_____________________________

      If you are a U.S. citizen, please provide copies of your driver's license and/or passport.

      If you are a non-U.S. citizen, please provide a copy of either your: 1. Passport (cover, photo and information page) or 2. National ID card (ID card cannot be a driver's license and must contain photo). Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

      Passport or ID number:________________  Country of issuance_______________

      Date of Issue__________________________ Expiration date___________________

      Type of passport:  [_] Standard    [_] Military    [_] Diplomatic

      Are you or a family member a current or former government official in a country other than the U.S. or a close associate of such a government official? If yes, please contact W.P. Stewart & Co., Inc. at (212)
      750-8585 to obtain additional documentation.    [_] Yes    [_] No

6. Employment Information

    Primary Owner

      Employer's Name:__________________________________________________________

      Occupation:_______________________  Employed since:_______________________

      Employment status:[_] Employed/Not Owner [_] Business Owner [_] Homemaker
                        [_] Student            [_] Not Employed   [_] Retired

      Are you or any beneficial owners employed by a Securities Regulatory Organization (SRO) or other financial services firm? Yes/No (Circle one)
      If yes, check one   [_] SRO    [_] Financial Services Firm

      If retired, list former employer:_________________________________________

      Title/position:_________________  Employed from ___________to_____________

    Other Beneficial Owner

      Employer's Name:__________________________________________________________

      Occupation:_______________________  Employed since:_______________________

      Employment status:[_] Employed/Not Owner [_] Business Owner [_] Homemaker
                        [_] Student            [_] Not Employed   [_] Retired

      Are you or any beneficial owners employed by a Securities Regulatory Organization (SRO) or other financial services firm? Yes/No (Circle one)
      If yes, check one   [_] SRO    [_] Financial Services Firm

      If retired, list former employer:_________________________________________

      Title/position:_________________  Employed from ___________to_____________

7. Corporate/Partnership or Other Accounts

      Legal Name:_________________________  Trade name (dba):___________________

      Country of tax residence:_________________________________________________

      Please enclose with this Application documents showing the existence of your entity (e.g., certified articles of incorporation or formation, government-issued business license, partnership agreement) together with evidence of the authority of the signatory to execute this application for the entity (page S-9).

      If you are not a U.S. public entity, please also provide a list of primary shareholders, partners, or owners and a list of senior officers
      (Page S-10).

      Regulated financial
      services firm?       [_] Yes  [_] No   Name of regulatory body____________

8. Trust Accounts

      Please enclose with this Application a copy of the Trust. Please also complete Page S-11 hereto.

    Beneficiary

      Name: ____________________________________________________________________
                  First                 Middle                  Last

      Date of birth: _____________/________/________
                        Month        Day      Year

      Social Security Number or Taxpayer ID Number:_____________________________

      Residential Address:
      Street:___________________________________________________________________

      __________________________________________________________________________
           City                    State           Zip Code          Country

9. Financial Information for All Accounts (e.g., Individual, Corporate, Partnership, Trust)

   Primary Owner

     Other financial services firms where you have established a relationship (list up to four firms)____________________________________________________

     ___________________________________________________________________________

     ___________________________________________________________________________

   Other Beneficial Owner

     Other financial services firms where you have established a relationship (list up to four firms)____________________________________________________

     ___________________________________________________________________________

     ___________________________________________________________________________

10. Interested Party

     Type of Interested Party:        [_] Duplicate statements addressee
                                      [_] Authorized person or signatory*
                                          (i.e. authorized to trade account)

     Relationship to client:____________________________________________________

     Name: _____________________________________________________________________
                  First              Middle                       Last

    For authorized person or signatory, provide:

     Residential Address:
     Street:____________________________________________________________________

     ___________________________________________________________________________
           City                    State           Zip Code          Country

     Social Security Number or Taxpayer ID Number:______________________________

     If you are a U.S. citizen, please provide evidence of your authority (i.e., Power of Attorney) and copies of your driver's license and passport.

     If you are a non-U.S. citizen, please provide evidence of your authority (i.e., Power of Attorney) and a copy of either your:
     1. Passport (cover, photo and information page) or
     2. National ID card (ID card cannot be a driver's license and must contain photo).

     Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

     Passport or ID number:_________________ Country of issuance________________

     Date of Issue__________________________ Expiration date____________________

     Type of passport:  [_] Standard    [_] Military    [_] Diplomatic

     Attach additional sheets, if needed.

Signature

     Primary owner:_______________________________________   Date:______________

     Other beneficial owner:______________________________   Date:______________

     The information requested above may be used to verify investor identity in compliance with requirements under the USA PATRIOT Act. Accounts will not be established, orders will not be executed, and your subscription payment will be returned if your application, including this form, is not complete. Identification information is subject to verification in accordance with established procedures.

     Please deliver or mail to the Fund at:

     c/o W.P. Stewart & Co., Inc.
         527 Madison Avenue
         New York, New York 10022
         Attn: Fund Administration

                         FORM OF INCUMBENCY CERTIFICATE

        The undersigned, being the _________________________ of _________________________,
                                          Insert Title            Insert Name of Entity

a _______________________ organized under the laws of ____________________________________
   Insert Type of Entity                               Insert Jurisdiction of Organization

(the "Company"), does hereby certify on behalf of the Company that the persons named below are directors and/or officers of the Company and that the signature at the right of said name, respectively, is the genuine signature of said person and that the persons listed below are each an authorized signatory for the Company.

             Name                     Title                    Signature
             ----                     -----                    ---------
     ___________________        ___________________        ___________________

     ___________________        ___________________        ___________________

     ___________________        ___________________        ___________________


     IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the ______ day of _______________, 200__.


                                           ____________________________________
                                           Name:  Print Name of Signature #1
                                           Title: Print Title of Signature #1

        THE UNDERSIGNED, ___________________________ a duly authorized _________________________________,
                         Insert Name of Signature #2                            Insert Title

of the Company, does hereby certify that ____________________________________________ is a duly authorized
                                                Insert Name of Signature #1

officer of ________________________________ and that the signature set forth above is [his][her] true and correct
               Insert Name of Company

signature.

     IN WITNESS WHEREOF, the undersigned has executed this certificate as of the ______ day of _______________, 200__.


                                           ____________________________________
                                           Name:  Print Name of Signature #2
                                           Title: Print Title of Signature #2

                        BENEFICIAL OWNERSHIP INFORMATION


          To Be Completed By Corporate/Partnership or other Subscribers
                        That Are Privately Held Entities

     Instructions: Please complete and return this form and provide the name of every person who is directly, or indirectly through intermediaries, the beneficial owner of 25% or more of any voting or nonvoting class of equity interests of the Subscriber . If the intermediary's shareholders or partners are not individuals, continue up the chain of ownership listing their 25% or more equity interest holders until individuals are listed. If there are no 25% beneficial owners, please write None.

________________________________________________________________________________________________
                      If Shareholder is an Individual,       Citizenship (for Individuals) or
                    Insert Name and Address of Principal        Principal Place of Business
     Full Name            Employer and Position                      (for Entities)
________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

                           TRUST OWNERSHIP INFORMATION


                 To Be Completed By Subscribers That Are Trusts

     Instructions: Please complete and return this form and provide the name of:
(i) every current beneficiary that has, directly or indirectly, an interest of 25% or more in the trust; (ii) every person who contributed assets to the trust (settlors or grantors); and (iii) every trustee. If there are intermediaries that are not individuals, continue up the chain of ownership listing their 25% or more equity interest holders until individuals are listed.

________________________________________________________________________________________________
                                                              Citizenship (for Individuals) or
     Full Name                      Status                        Principal Place of Business
    and Address           (Beneficiary/Grantor/Trustee)                (for Entities)
________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

________________________________________________________________________________________________

                      W.P. Stewart & Co. Growth Fund, Inc.


                             Subscription Agreement

W.P. Stewart & Co. Growth Fund, Inc.
c/o W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022-4212

Ladies and Gentlemen:

     The undersigned (the "Subscriber") hereby acknowledges having received the current prospectus (the "Prospectus") dated April o, 2005 and annual report as of December 31, 2003 of W.P. Stewart & Co. Growth Fund, Inc., a corporation organized under the laws of the State of Maryland (the "Fund").

  Subscription Commitment

     The Subscriber hereby subscribes for as many shares of the common stock of the Fund, par value $0.001 (the "Shares"), as may be purchased including fractional shares at the net asset value per Share (as set forth in the Prospectus) next computed after receipt prior to the close of business at the New York Stock Exchange (normally 4:00 p.m., New York City time) of this Subscription Agreement and payment from the Subscriber for the amount set forth in the accompanying Subscriber Information Form completed and signed by the Subscriber (which shall be considered an integral part of this Subscription Agreement). This Subscription Agreement and the Subscriber Information Form need be submitted only by new investors.

     The Subscriber understands that this subscription is not binding on the Fund until accepted by the Fund, and may be rejected by the Fund in its absolute discretion. If so rejected, the Fund shall return to the Subscriber, without interest or deduction, any payment tendered by the Subscriber, and the Fund and the Subscriber shall have no further obligation to each other hereunder. Unless and until rejected by the Fund this subscription shall be irrevocable by the Subscriber.

  Representations, Warranties and Covenants

     To induce the Fund to accept this subscription, the Subscriber hereby makes the following representations, warranties and covenants to the Fund:

          (a) The information set forth in the accompanying Subscriber Information Form is accurate and complete as of the date hereof, and the Subscriber will promptly notify the Fund of any change in such information. The Subscriber consents to the disclosure of any such information, and any other information furnished to the Fund, to any governmental authority, self-regulatory organization or, to the extent required by law, to any other person.

          (b) In deciding whether to invest in the Fund, the Subscriber has not relied or acted on the basis of any representations or other information purported to be given on behalf of the Fund or the investment adviser of the Fund except as set forth in the Prospectus, the Fund's Statement of Additional Information or the Fund's Registration Statement on Form N-1A (it being understood that no person has been authorized by the Fund or the Fund's investment adviser to furnish any such representations or other information).

          (c) The Subscriber has the authority and legal capacity to execute, deliver and perform this Subscription Agreement and to purchase and hold Shares.

          (d) If the Subscriber is, or is acting on behalf of, an employee benefit plan (a "Plan") which is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"): (i) the Plan, and any fiduciaries responsible for the Plan's investments, are aware of and understand the Fund's investment objective, policies and methods, (ii) the decision to invest the Plan's assets in the Fund by such fiduciaries was made with appropriate consideration of and in compliance with, the investment duties upon such fiduciaries under Section 404(a)(1)(B) of ERISA and the diversification requirements of Section 404(a)(1)(C) of ERISA; (iii) the fiduciary or other person signing this Subscription Agreement is independent of the Fund and the investment adviser of the Fund; and (iv) this subscription and the investment in the Fund contemplated hereby are in accordance with all requirements applicable to the Plan and its trust under its governing instruments and under ERISA.

  Indemnification

     The Subscriber agrees that the subscription made hereby may be accepted in reliance on the representations, warranties, agreements, covenants and confirmations set out above. The Subscriber agrees to indemnify and hold harmless the Fund and the Fund's investment adviser (including for this purpose their respective shareholders, members, directors, managers, officers and employees, and each person who controls any of them within the meaning of
Section 20 of the Securities Exchange Act of 1934, as amended) from and against any and all loss, damage, liability or expense, including reasonable costs and attorneys' fees and disbursements, which the Fund, such adviser or such persons may incur by reason of, or in connection with, any representation or warranty made herein (or in the accompanying Subscriber Information Form) not having been true when made, any misrepresentation made by the Subscriber or any failure by the Subscriber to fulfill any of the covenants or agreements set forth herein, in the Subscriber Information Form or in any other document provided by the Subscriber to the Fund.

  Miscellaneous

          (a) The Subscriber agrees that neither this Subscription Agreement, nor any of the Subscriber's rights or interest herein or hereunder, is transferable or assignable by the Subscriber, and further agrees that the transfer or assignment of any Shares acquired pursuant hereto shall be made only in accordance with the provisions hereof and all applicable laws.

          (b) The Subscriber agrees that, except as permitted by applicable law, it may not cancel, terminate or revoke this Subscription Agreement or any agreement of the Subscriber made hereunder, and that this Subscription Agreement shall survive the death or legal disability of the Subscriber and shall be binding upon the Subscriber's heirs, executors, administrators, successors and assigns.

          (c) All of the representations, warranties, covenants, agreements and confirmations set out above and in the Subscriber Information Form shall survive the acceptance of the subscription made herein and the issuance of any Shares.

          (d) This Subscription Agreement together with the Subscriber Information Form constitutes the entire agreement between the parties hereto with respect to the subject matter hereof and may be amended only by a writing executed by both parties.

          (e) Within ten days after receipt of a written request therefor from the Fund, the Subscriber agrees to provide such information and to execute and deliver such documents as the Fund may deem reasonably necessary to comply with any and all laws, rules, regulations and ordinances to which the Fund is or may be subject.


IMPORTANT INFORMATION ABOUT PROCEDURES FOR SUBSCRIBERS

     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who subscribes.

     What this means for you: When you subscribe, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.

  Notices

     Any notice required or permitted to be given to the Subscriber in relation to the Fund shall be sent to the address specified in Item 1 of the Subscriber Information Form accompanying this Subscription Agreement or to such other address as the Subscriber designates by written notice received by the Fund.

  Governing Law

     This Subscription Agreement shall be governed by the laws of the State of New York without regard to the conflicts of law provisions thereof.

Dated:                  Very truly yours
      --------------
                        --------------------------------------------------------
                        Name of Subscriber

                        --------------------------------------------------------
                        Signature

                        --------------------------------------------------------
                        Name and title or representative capacity, if applicable


                                   * * * * *

     The foregoing is hereby accepted, subject to the conditions set forth herein.

Dated:                  W.P. Stewart & Co. Growth Fund, Inc.
      --------------
                        By:
                           -----------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION


                            _______________________


                      W.P. Stewart & Co. Growth Fund, Inc.

                            _______________________


                               Investment Adviser

                            W.P. Stewart & Co., Inc.
                               527 Madison Avenue
                            New York, New York 10022

                            _______________________



     This Statement of Additional Information provides information about W.P. Stewart & Co. Growth Fund, Inc., in addition to the information contained in the Prospectus of the Fund dated April o, 2005 (the "Prospectus"). Please retain this document for future reference.

     This Statement of Additional Information is not a prospectus. It relates to, should be read in conjunction with and incorporates by reference the Prospectus of the Fund. The audited financial statements and report of the Fund's independent accountants for the Fund's fiscal year ended December 31, 2003 are incorporated by reference into this Statement of Additional Information from the Fund's annual report to shareholders for the year ended December 31, 2003. You may obtain the Fund's Prospectus and annual report to shareholders free of charge by requesting it in writing or by telephoning the Fund (collect) at (212) 750-8585.

                            _______________________


                                 April o, 2004

                               TABLE OF CONTENTS
                                _______________

                                                                            Page
                                                                            ----


ORGANIZATION OF THE FUND.......................................................3

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS................................3
     Investment Objective and Methods..........................................3
     Portfolio Turnover........................................................5
     Fundamental Investment Policies...........................................5
     Non-Fundamental Investment Policies.......................................6
     Selective Disclosure of Portfolio Holdings................................6

MANAGEMENT OF THE FUND.........................................................7

INVESTMENT ADVISORY AND OTHER SERVICES........................................12
     Portfolio Manager Compensation Structure.................................13
     Security Ownership of Portfolio Manager..................................13
     [Potential Conflicts of Interest]........................................13
     Duty of Care.............................................................14
     Code of Ethics...........................................................14

BROKERAGE ALLOCATION..........................................................14

CUSTODIAN, ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT......................15

INDEPENDENT AUDITOR...........................................................16

CAPITAL STOCK.................................................................16

DISTRIBUTION OF THE FUND'S SHARES.............................................16

COMPUTATION OF NET ASSET VALUE................................................16

PURCHASE OF SHARES............................................................16

REDEMPTIONS...................................................................17

TAX STATUS....................................................................17

ERISA CONSIDERATIONS..........................................................18

PERFORMANCE...................................................................19
     Total Return Calculations................................................19
     Other Advertisement Matters..............................................21

PROXY VOTING POLICIES AND PROCEDURES..........................................21

FINANCIAL STATEMENTS..........................................................24

CONTACT INFORMATION...........................................................24

                            ORGANIZATION OF THE FUND

     W.P. Stewart & Co. Growth Fund, Inc. (the "Fund") is a corporation organized under Maryland law on September 23, 1993. The Fund is a registered open-end, non-diversified, management investment company (commonly known as a mutual fund). The Fund commenced investment operations on February 28, 1994. W.P. Stewart & Co., Inc., a registered investment adviser (the "Adviser"), is the Fund's investment adviser. You may purchase shares of the Fund, par value $0.001 per share ("Shares"), in the manner described in the Fund's Prospectus dated April o, 2005.


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

Investment Objective and Methods

     The Fund's investment objective is to earn capital gains for shareholders. The Fund's investment objective is a fundamental policy of the Fund, which may not be changed without a vote of a "majority" of the outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "Act")). The Adviser seeks to achieve the Fund's investment objective by investing in common stocks of companies based on a variety of factors. Such factors include: the company's record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the U.S. and abroad, lack of cyclicality, large market capitalization and liquidity of the company's securities. The Fund's portfolio normally consists primarily of common stocks of U.S.-based companies listed on the New York Stock Exchange, Inc. (the "New York Stock Exchange"). There can be no assurance that the Fund will achieve its investment objective.

     The Fund may also invest in the following:

     Temporary Positions: For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities of the U.S. government or its agencies or instrumentalities, interest-bearing accounts maintained with financial institutions, including banks, investment grade short-term debt securities and commercial paper of U.S. companies or repurchase agreements, as well as other money market instruments. The Fund may also invest in such debt securities in order to earn a return on available cash balances pending investment or reinvestment.

     Repurchase Agreements: A repurchase agreement customarily requires the seller to agree to repurchase the securities from the Fund at a mutually agreed upon time and price. The total amount received by the Fund on repurchase would be calculated to exceed the price paid by the Fund, reflecting an agreed upon yield for the period of time to the settlement (repurchase) date. The underlying securities (collateral) are ordinarily U.S. government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements will be fully collateralized at all times. It is the policy of the Fund to obtain possession of collateral with a market value equal to or in excess of the principal amount sold under the agreement. If the seller defaults in its obligation to repurchase, the Fund may suffer a loss as a result of the cost in liquidating the collateral and if the collateral declines in value.

     Foreign Investments: The Fund may invest in stocks issued by non-U.S. companies. Such investments will normally be made through the purchase of American Depositary Receipts ("ADRs").

     ADRs represent an investment in shares of non-U.S. companies but are denominated in U.S. Dollars and usually are listed on a U.S. stock exchange or traded through NASDAQ. Investments in ADRs involve certain risks that investments directly in U.S. stocks do not. Because the underlying security represented by an ADR is normally denominated in a currency other than the U.S. Dollar, the value of the ADR as measured in U.S. Dollars will be affected favorably or unfavorably by movements in currency exchange rates. This may occur even though the price of the underlying security in the foreign currency in which the security trades directly does not vary. Dividends will normally be declared in the currency in which the underlying security is denominated. The amount of dividends received by the holder of an ADR as measured in U.S. Dollars will be affected favorably or unfavorably by movements in currency exchange rates because the dividend will normally be converted into U.S. Dollars before payment. Also, dividends declared on the underlying investment represented by an ADR generally will be subject to foreign withholding taxes.

     The Fund does not currently have any direct investments in non-U.S. stocks (although it may have indirect investments in non-U.S. stocks through the purchase of ADRs), but it may make such investments in the future. Investments directly in the securities of foreign companies present special risks and considerations not typically associated with investing in U.S. securities and ADRs. In addition to the exchange rate risks and withholding tax issues described above for ADRs, investments directly in foreign securities may be subject to taxes on capital gains and interest. Other risks and considerations can include political and economic instability, different accounting and financial reporting standards, less available public information regarding companies, exchange control and capital flow regulations and different tax treatment. The securities markets on which such foreign securities trade may be less liquid and settlement delays may be experienced, resulting in losses to the Fund and periods when such assets are unavailable to pay redemptions.

     The Fund does not intend to enter into any type of transaction to hedge currency fluctuations.

     Fixed Income and Convertible Securities: The Fund may invest in investment grade debt or preferred equity securities, including securities convertible into or exchangeable for other equity securities. Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make interest or principal payments, as well as market risk, which is the risk that the securities may lose value because interest rates rise. Convertible securities typically are corporate bonds or preferred stocks that may be converted at a specified time and price into shares of common stock. Convertible securities generally provide a fixed income stream and afford the investor the opportunity to participate in the appreciation of the underlying common stock. Convertible securities generally perform like regular debt securities, that is, if interest rates rise, the value of the securities usually will fall. Furthermore, since they are convertible into common stock, convertible securities also have the same types of risks as investing in the underlying common stock.

     Borrowing: The Fund is authorized to borrow money in amounts up to 33 1/3% of the Fund's total assets (including the amount borrowed) for any purpose. The Fund also is authorized to borrow an additional 5% of its total assets (not including the amount borrowed) for temporary purposes (such as clearance of portfolio transactions, the payment of dividends and Share redemptions). Neither the Fund nor the Adviser, on behalf of the Fund, presently intends to borrow more than 5% of the Fund's net assets, except that for temporary purposes, borrowings may be up to 10% of the Fund's net assets.

     The Fund has an unsecured revolving line of credit from State Street Bank and Trust Company pursuant to which it can borrow up to the lesser of (a) $5 million and (b) 10% of the Fund's net assets. This line of credit can be used only (i) to temporarily finance the purchase or sale of securities or (ii) to finance the redemption of Shares.

     Illiquid Securities: The Fund may hold up to 5% of the value of its total assets in illiquid securities, including certain securities which cannot be readily resold to the public because of legal or contractual restrictions, non-negotiable deposits with banks, repurchase agreements which have a maturity of longer than seven days and securities that are not readily marketable.

     Lending Portfolio Securities: The Fund may lend its portfolio securities to brokers, dealers and financial institutions when secured by collateral maintained on a daily marked-to-market basis in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may at any time demand the return of the securities loaned. The Fund will continue to receive the income on loaned securities and will, at the same time, earn interest on the loan collateral, a portion of which generally will be rebated to the borrower. Any cash collateral received under these loans will be invested in short-term money market instruments. Where voting or consent rights with respect to the loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved will have a material effect on the Fund's investment in the securities loaned. The Fund intends to limit its securities lending activities so that no more than 5% of the value of the Fund's total assets will be represented by securities loaned. The Fund does not currently intend to lend securities.

Portfolio Turnover

     Although the Fund will not make a practice of short-term trading, purchases and sales of securities will be made whenever appropriate, in the Adviser's view, to achieve the principal objective of the Fund to provide capital gains. The rate of portfolio turnover is calculated by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio securities (excluding short-term U.S. government obligations and other short-term investments) for the particular fiscal year by the monthly average of the value of the portfolio securities (excluding short-term U.S. government obligations and short-term investments) owned by the Fund during the particular fiscal year. The Fund's rate of portfolio turnover for the fiscal years ended December 31, 2002 and 2003 was 40% and 32%, respectively. The rate of portfolio turnover is not a limiting factor when the Adviser deems portfolio changes appropriate to achieve the Fund's investment objective.

Fundamental Investment Policies

     The Fund has adopted certain fundamental investment policies which can be changed only with the approval of shareholders holding a majority of the total number of outstanding Shares. As defined in the Act, this means the lesser of
(a) 67% or more of the Shares of the Fund at a meeting where more than 50% of the outstanding Shares is present in person or by proxy or (b) more than 50% of the outstanding Shares of the Fund.

     The following is a complete list of the Fund's fundamental investment policies:

          (1) The Fund will not make short sales of securities, invest in warrants or put or call options (or combinations thereof) or purchase any securities on margin, except for short-term credits necessary for clearance of portfolio transactions.

          (2) The Fund will not issue senior securities.

          (3) The Fund may borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed) and the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes.

          (4) The Fund will not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under Federal securities laws, in connection with the sale of its portfolio securities.

          (5) The Fund will not invest more than 5% of the value of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or in other "illiquid" securities (including non-negotiable deposits with banks and repurchase agreements of a duration of more than seven days). For purposes of this policy, illiquid securities do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon the trading markets for such securities.

          (6) The Fund will not invest more than 5% of the value of its total assets in securities of companies which, including their predecessors, have a record of less than three years' continuous operation.

          (7) The Fund will not invest more than 25% of the value of its total assets in any one industry or group of related industries.

          (8) The Fund will not invest in real estate, real estate limited partnerships or real estate mortgage loans, although the Fund may invest in marketable securities which are secured by real estate and marketable securities of companies which invest or deal in real estate or real estate mortgage loans.

          (9) The Fund will not engage in the purchase or sale of commodities or commodity futures contracts or invest in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities issued by companies that engage in such activities.

          (10) The Fund will not make loans, except that this restriction shall not prohibit (1) the purchase of publicly distributed debt securities in accordance with the Fund's investment objectives and policies, (2) the lending of portfolio securities and (3) entering into repurchase agreements.

     For purposes of fundamental investment policy (7), "industry" and "group of related industries" are determined by reference to the Standard Industrial Classification ("SIC") codes, as defined by the Department of Commerce and published by the Securities and Exchange Commission (the "Commission") (and as amended from time to time).

     If a percentage restriction is satisfied at the time of investment, a subsequent increase or decrease in the percentage beyond the specified limit resulting from a change in value or net assets will not be considered a violation of the foregoing restrictions. Whenever any investment policy or investment restriction states a maximum percentage of the Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the acquisition of such security or property. For purposes of fundamental investment policy (3), any borrowings that come to exceed such amounts will be reduced to the extent necessary to comply with the Act.

Non-Fundamental Investment Policies

     The Fund does not intend to invest in the securities of other investment companies. A policy which is non-fundamental may be changed by the Fund's Board of Directors without shareholder approval.

Selective Disclosure of Portfolio Holdings

     The Fund's Board of Directors has adopted policies and procedures with respect to the disclosure to third parties of the Fund's portfolio security holdings, its trading strategies, pending transactions and the purchase and sale of Fund shares ("Fund Data"), in order to help ensure that this information is disclosed in a manner that is in the best interest of the Fund's shareholders. Through these policies and procedures, the Board of Directors exercises oversight of disclosure of the Fund Data.

     Pursuant to the policies and procedures, the Fund's portfolio holdings information generally may not be released to any third party prior to the information becoming public. Certain limited exceptions are described below. These policies and procedures apply to disclosure to all categories of persons, including individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and the Fund's affiliates. The Fund's Board of Directors authorizes disclosure of the Fund's portfolio securities.

     The Fund publicly discloses a complete list of its portfolio holdings as of the end of each calendar quarter. The information can be accessed from the Commission's website at http://www.sec.gov 60 days after the end of a calendar quarter. Beginning on the day following the date on which the Fund's portfolio holdings are disclosed on the website, the Fund will deliver the information to any person who requests it.

     The Board of Directors has authorized release of Fund Data to various services providers that require such information in order to assist the Fund in its day-to-day operations and management. Accordingly, disclosure of Fund Data may be made to the Adviser, the Fund's auditor, administrator and transfer agent, custodian, legal counsel, and brokers, dealers, or other trading platforms through which the Fund purchases or sells portfolio holdings.

     Some of these service providers, such as the Adviser, auditor and legal counsel, pursuant to their contractual or fiduciary obligations, are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to the Fund.

While certain of the service providers are not under formal confidentiality obligations in connection with disclosure of Fund Data, the Fund would not continue to conduct business with a person who the Fund believes was misusing the disclosed information.

     The Fund, the Adviser and its affiliates have received no compensation or other consideration with respect to disclosures of portfolio holdings.

     There can be no assurance that the Fund's policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.


                             MANAGEMENT OF THE FUND

     The Fund has a Board of Directors which is responsible for the management and operations of the Fund. The Board of Directors oversees the officers of the Fund and the Adviser and decides upon general policy matters. A majority of the Directors are not "interested persons" (as defined in the Act) of the Fund or the Adviser (the "Independent Directors"). The following table sets forth information pertaining to the members of the Board of Directors and principal officers of the Fund. Directors who are deemed to be "interested persons" of the Fund are referred to as "Interested Directors."

                                                 Term of                                             Number of
                                                Office***                                           Portfolios       Other
                                                and Length                                           Overseen    Directorships
                                  Position(s)    of Time            Principal Occupation(s)         within the    Held by the
Name, Address** and Age            with Fund      Served              during Past 5 Years              Fund      Director****
--------------------------------  -----------  ------------  -------------------------------------  ----------  ---------------
Independent Directors:

Norman H. Brown, Jr. (o)           Director    Director      Senior Managing Director, Brock             1           None
                                               since         Capital Group since December 2003;
                                               February      Managing Director/Senior Advisor of
                                               2003          Credit Suisse First Boston from 2000
                                                             to 2002; Managing Director of
                                                             Donaldson, Lufkin & Jenrette
                                                             Securities Corporation from 1985 to
                                                             2000.
Joseph M. Santarella (o)           Director    Director      Managing Director and Chief Fiduciary       1           None
                                               since July    Officer of Chase Manhattan Private
                                               2003          Bank, N.A. from 1996 to March 1999.
William F. Waters (o)              Director    Director      Managing Director of Haussman               1        Hansberger
                                               since July    Holdings (an offshore mutual fund)                     Global
                                               2003          since January 1998; Director of 23                    Investors
                                                             offshore funds advised by Permal                    International
                                                             Asset Management since April 1996;                   Value Fund,
                                                             Director of 18 offshore funds advised                 Emerging
                                                             by MFS Investment Management from                   Markets Fund,
                                                             April 1996 to December 2002.                       and Growth Fund

                                                 Term of                                             Number of
                                                Office***                                           Portfolios       Other
                                                and Length                                           Overseen    Directorships
                                  Position(s)    of Time            Principal Occupation(s)         within the    Held by the
Name, Address** and Age            with Fund      Served              during Past 5 Years              Fund      Director****
--------------------------------  -----------  ------------  -------------------------------------  ----------  ---------------
Interested Directors:

John C. Russell* (o)               Vice        Vice          Deputy Chairman and Managing Director       1      W.P. Stewart &
Trinity Hall                       President   President     of W.P. Stewart & Co., Ltd., the                      Co., Ltd.
43 Cedar Avenue                    and         since March   Adviser's parent, since mid-1998,
Hamilton HM 12 Bermuda             Director    1998;         various officerships and
                                               Director of   directorships with other affiliates
                                               the Fund      of the Adviser since 1996; Vice
                                               from June     President and Director of W.P.
                                               1999 to       Stewart Investment Partnership, L.P.
                                               February      since 2001; Director of the Adviser
                                               2003;         or its predecessor from 1996 through
                                               Director      mid-1998; General Counsel of the
                                               since July    Adviser's predecessor from 1996-1997;
                                               2003          Chief Operating Officer of the
                                                             Adviser's predecessor from 1997 to
                                                             mid-1998.
Thomas R. LeViness+ (o)            Director    Director      President of Pell & LeViness, P.C. (a       1           None
90 Park Avenue                                 since June    law firm). Mr. LeViness also has
New York, New York 10016                       1998          served as a Director of W.P. Stewart
                                                             Investment Partnership, L.P. since
                                                             2001.
Officers:
Peter H. Jennison (o)              President   President     Senior Vice President and Portfolio         1           None
                                               since         Manager of the Adviser since April
                                               January 2002  2003 and June 1989, respectively.
                                                             Vice President of the Adviser from
                                                             May 1998 to April 2003. Mr. Jennison
                                                             has served as the Adviser's portfolio
                                                             manager for the Fund since November
                                                             13, 2001.
Michael W. Stamm (o)               Secretary   Secretary     General Counsel and Assistant               1           None
                                               since         Secretary of W.P. Stewart & Co.,
                                               October 2002  Ltd., the Adviser's parent, and
                                                             General Counsel and Secretary of the
                                                             Adviser since August 2002. From 2000
                                                             to July 2002, Mr. Stamm was Executive
                                                             Vice President and General Counsel of
                                                             HealthMarket Inc., a health care
                                                             company. Prior to joining
                                                             HealthMarket, he had been a partner
                                                             at the New York-based law firms
                                                             Kelley Drye & Warren LLP and Anderson
                                                             Kill & Olick, where

                                                 Term of                                             Number of
                                                Office***                                           Portfolios       Other
                                                and Length                                           Overseen    Directorships
                                  Position(s)    of Time            Principal Occupation(s)         within the    Held by the
Name, Address** and Age            with Fund      Served              during Past 5 Years              Fund      Director****
--------------------------------  -----------  ------------  -------------------------------------  ----------  ---------------
                                                             he was Chairman of the corporate
                                                             practice group.

Susan G. Leber (o)                 Treasurer   Treasurer     Deputy Managing Director-Financial          1           None
Trinity Hall                       and         since June    Operations of W.P. Stewart & Co.
43 Cedar Avenue                    Principal   1999          Ltd., the Adviser's parent, since
Hamilton HM 12 Bermuda             Financial   Principal     March 2003; Director of Financial
                                   Officer     Financial     Operations from December 2001 to
                                               Officer       March 2003 and Deputy Finance
                                               since         Director of W.P. Stewart & Co., Ltd.
                                               January 2002  since 1999; various officerships and
                                                             directorships with other affiliates
                                                             of the Adviser since 1999. From 1993
                                                             to 1999, Ms. Leber served as Audit
                                                             Manager with Lopez Edwards, Frank &
                                                             Co., LLP (an accounting firm).
Alison A. Proshan (o)              Assistant   Assistant     Associate General Counsel and               1           None
                                   Secretary   Secretary     Assistant Secretary of W.P. Stewart &
                                               since June    Co., Ltd., the Adviser's parent and
                                               1999          Associate General Counsel and
                                                             Assistant Secretary of the Adviser
                                                             since January 1999, various
                                                             officerships with other affiliates of
                                                             the Adviser since 1999. From 1994 to
                                                             1999, Ms. Proshan served as an
                                                             associate at Milbank, Tweed, Hadley
                                                             and McCloy, LLP (a law firm).



___________________
* "Interested person" of the Fund by reason of affiliation with the Adviser or Adviser's parent company.

+ Treated as an "Interested Person" of the Fund by reason of a client relationship with an affiliate of the Adviser.

** Unless otherwise noted, the business address of the Directors and officers is 527 Madison Avenue, New York, NY 10022.

*** There is no set term of office for Directors and officers. The table shows the number of years for which they have served as Director and/or officer.

**** This column includes only directorships of companies required to register, or file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Act.


                            Standing Board Committee

     The Board of Directors has established three standing committees: Audit, Nominating and Valuation.

     The Audit Committee is composed of Independent Directors. Currently, Mr. Brown, Mr. LeViness, Mr. Santarella and Mr. Waters, all the Independent Directors, are members of the Committee. The responsibilities of the Audit Committee are to assist the Board of Directors in overseeing the Fund's independent accountants, accounting policies and procedures, and other areas relating to the Fund's auditing processes. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent accountants' responsibility to plan and carry out a proper audit. The Audit Committee met o times during the fiscal year ended December 31, 2004.

     The Nominating Committee is composed of Independent Directors. Currently, Mr. Brown, Mr. LeViness and Mr. Waters are members of such Committee. This Committee interviews and recommends to the Board persons to be nominated for election as Directors by the Fund's shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee will consider candidates proposed by shareholders for election as Directors. The Nominating Committee also recommends to the Board Independent Directors to be selected for membership on Board Committees. The Nominating Committee met o times during the fiscal year ended December 31, 2004.

     The Valuation Committee is composed of Mr. Brown, Mr. LeViness and o. This Committee is responsible for determining the fair value of securities between Board meetings in instances when the determination has not been delegated to the Adviser. The Valuation Committee also may address any other valuation issues that arise unless or until the Board determines to address those issues. This Committee met o times during the fiscal year ended December 31, 2004.


                                  Compensation

     The Fund makes no payments to any of its officers or Interested Directors for services and the Fund does not pay any retirement benefits. However, each of the Fund's Independent Directors is paid by the Fund a fee of $1,875 for each meeting of the Fund's Board of Directors, and for each meeting of any committee of the Board of Directors, that he or she attends (other than those attended by telephone conference call). The Chairman of the Audit Committee receives an additional $1,875 per annum. Each Independent Director is reimbursed by the Fund for any expenses he or she may incur in connection with services he or she may perform for the Fund. The following table sets forth the aggregate compensation paid by the Fund to the Independent Directors of the Fund for service in the fiscal year ended December 31, 2004:

                               Compensation Table

                                                                      Total
                                                Pension of        Compensation
                                                Retirement        from Fund and
                              Aggregate      Benefits Accrued     Fund Complex
                             Compensation     as Part of Fund        Paid to
    Name and Position       from the Fund        Expenses          Directors*
--------------------------  -------------    ----------------     -------------
Norman H. Brown, Jr.......       $o                 $o                  $o
     Director
Thomas R. LeViness........       $o                 $o                  $o
     Director
Joseph M. Santarella......       $o                 $o                  $o
     Director
William F. Waters.........       $o                 $o                  $o
     Director
Donald M. Young**.........       $o                 $o                  $o
     Director

---------
* Neither the Adviser nor any of its affiliates serves as investment adviser to any registered investment company other than the Fund.

**   Effective December 30, 2004, Mr. Young resigned from the Board of
     Directors.


     The following table sets forth the dollar range of equity securities in the Fund beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the Fund Complex, if any, as of December 31, 2004.

                         Director Share Ownership Table

                             Independent Directors

                                                              Aggregate Dollar
                                                               Range of Equity
                                                              Securities in All
                                                                 Registered
                                        Dollar Range of     Investment Companies
                                      Equity Securities in  Overseen By Director
     Name of Director                       the Fund           in Fund Complex
------------------------------------  --------------------  --------------------
Norman H. Brown, Jr.................         $o                      $o
Thomas R. LeViness..................         $o                      $o
Joseph M. Santarella................         $o                      $o
William F. Waters...................         $o                      $o
Donald M. Young*....................         $o                      $o

---------
*    Effective December 30, 2004, Mr. Young resigned from the Board of
     Directors.


                              Interested Director

                                                              Aggregate Dollar
                                                               Range of Equity
                                                              Securities in All
                                                                 Registered
                                        Dollar Range of     Investment Companies
                                      Equity Securities in  Overseen By Director
     Name of Director                       the Fund           in Fund Complex
------------------------------------  --------------------  --------------------
John C. Russell.....................            $o                    $o

     As of December 31, 2004, [none of the Independent Directors] or their immediate family members owned securities, beneficially or of record, of the Adviser or ALPS Distributors, Inc., the Fund's distributor (the "Distributor"), or a person (other than a registered investment company) directly or indirectly "controlling," "controlled by," or "under common control with" (within the meaning of the Act) the Adviser or Distributor.

     As of o, 2005, the Directors and officers of the Fund as a group owned less than 1% of the Shares outstanding.


                     INVESTMENT ADVISORY AND OTHER SERVICES

     As described in the Fund's Prospectus, the Adviser is the Fund's investment adviser pursuant to an agreement between the Adviser and the Fund (the "Investment Advisory Services Agreement") and, as such, manages the Fund's portfolio. The Adviser is a Delaware corporation which was incorporated in 1998. The Adviser is registered under the Investment Advisers Act of 1940 as an investment adviser. From February 28, 1994 (commencement of the Fund's investment operations) to July 1, 1998, the Fund's investment adviser was the predecessor of the Adviser's parent company. The Adviser's business office is located at 527 Madison Avenue, New York, New York 10022-4212. Its telephone number is (212) 750-8585 and its facsimile number is (212) 980-8039. The Adviser is a wholly owned subsidiary of W.P. Stewart & Co., Ltd., a Bermuda corporation ("W.P. Stewart-Bermuda"), which is also registered as an investment adviser. W.P. Stewart-Bermuda is controlled by WPS II, Inc., a privately-owned holding company.

     Under the Investment Advisory Services Agreement, the Adviser is responsible for the management of the Fund's portfolio and continually reviews its holdings in light of its own research analyses and those of other relevant sources. Reports of portfolio transactions are reviewed by the Directors of the Fund on a regular basis.

     The Adviser has agreed that it may waive advisory fees and/or reimburse expenses of the Fund so that total Fund operating expenses do not exceed 2.5% of the average annual net assets of the Fund up to $30 million, 2% of the next $70 million of average annual net assets of the Fund up to $100 million, and 1.5% of the average annual net assets of the Fund in excess of $100 million. Such voluntary waiver and/or expense reimbursement is not required by the Investment Advisory Services Agreement between the Fund and the Adviser and may be discontinued at any time. For the fiscal years ended December 31, 2004, 2003 and 2002, the Adviser did not waive advisory fees and/or reimburse expenses of the Fund pursuant to such waiver and/or reimbursement agreement. During the same periods, the Fund paid the Adviser and its predecessor an advisory fee of 1.5% of the average daily net assets of the Fund.

     For the fiscal years ended December 31, 2004, 2003 and 2002, fees paid to the Adviser in accordance with the terms of the Investment Advisory Services Agreement totaled $o, $990,563 and $871,209, respectively.

     At a meeting of the Board of Directors held on o, 2004, the Board approved the continuation of the Fund's Investment Advisory Services Agreement for an additional year. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. The Board did not identify any single factor as all-important or controlling, and instead took all factors into consideration. The Board considered the services provided to the Fund by the Adviser under the Investment Advisory Services Agreement and the personnel who provide these services. In addition to investment advisory services, the Adviser and its affiliates provide assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Board also considered the Adviser's costs to the Adviser and its affiliates of providing services, and the direct and indirect benefits to the Adviser from its relationship with the Fund. The benefits considered by the Board included not only the Adviser's compensation for investment advisory services under the Investment Advisory Services Agreement, but also compensation paid to the Adviser for other, non-advisory, services provided to the Fund. The Directors also considered the Adviser's access to research services from brokers to which the Adviser may have allocated Fund brokerage in a "soft dollar" arrangement. In connection with its consideration of the

Investment Advisory Services Agreement, the Board also compared the Fund's advisory fee rate, expense ratios and historical performance to those of comparable funds. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in any economies of scale that the Adviser may experience as a result of growth in the Fund's assets and indicated that in the future it would review the possibility of implementing breakpoints as assets under management increases. The Board also reviewed materials supplied by Fund counsel and counsel to the Independent Directors that were prepared for use by the Board in fulfilling its duties under the Act and state law.

     Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by the Adviser to the Fund and that the investment advisory fee rate was reasonable in relation to such services. The Independent Directors were represented by independent counsel who assisted them in their deliberations.

Portfolio Manager Compensation Structure

     PORTFOLIO MANAGER COMPENSATION

     [insert Portfolio Manager compensation disclosure]

     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

                                                                    Total
                                        Number of Accounts         Assets
--------------------------------------  ------------------  --------------------
[INSERT PORTFOLIO MANAGER'S NAME]
Registered investment companies......
Other pooled investment vehicles.....
Other accounts.......................


Security Ownership of Portfolio Manager

                                                   $10,001-      $50,001-      $100,001-      $500,001-          Over
  Portfolio Manager      None      $1-$10,000      $50,000       $100,000      $500,000       $1,000,000      $1,000,000
---------------------  --------  --------------  ------------  ------------  -------------  --------------  --------------



[Potential Conflicts of Interest

     The Adviser manages and expects to continue to manage other investment and trading accounts with objectives similar in whole or in part to those of the Fund, including other collective investment vehicles which may be managed or sponsored by the Adviser and in which the Adviser may have an equity interest.

     The Investment Advisory Services Agreement requires that the Adviser act in a manner that it considers fair, reasonable and equitable in allocating investment opportunities to the Fund, but does not otherwise impose any specific obligations or requirements concerning the allocation of time, effort or investment opportunities to the Fund or any restrictions on the nature or timing of investments for the account of the Fund and for the Adviser's own account or for other accounts which the Adviser may manage. The Adviser is not obligated to devote any specific amount of time to the affairs of the Fund and is not required to give exclusivity or priority to the Fund in the event of limited investment opportunities.

     When the Adviser determines that it would be appropriate for the Fund and one or more of its other investment accounts to participate in an investment opportunity, the Adviser will seek to execute orders for all of the participating investment accounts, including the Fund, on an equitable basis. If the Adviser determines to invest at the same time for more than one of the investment accounts, the Adviser, in accordance with its procedures, may place combined orders for all such accounts simultaneously and if all such orders are not filled at the same price, it may average the prices paid. Similarly, if an order on behalf of more than one account cannot be fully executed under prevailing market conditions, the Adviser may allocate the investments among the different accounts on a basis that it considers equitable.

     The Adviser selects the brokers to be used for the Fund's transactions, and the Adviser's affiliate is permitted to act as broker for the Fund. By reason of the brokerage fees the Adviser's affiliate earns by acting as broker to the Fund, the Adviser has an incentive to select its affiliate as broker for the Fund. See "Brokerage Allocation."]

Duty of Care

     The Articles of Incorporation of the Fund provide that no Director or officer of the Fund shall have any liability to the Fund or its shareholders for damages in the absence of willful misfeasance, bad faith, gross negligence or recklessness or as otherwise required by the Maryland General Corporation Law. The Articles of Incorporation and By-Laws of the Fund contain provisions for the indemnification by the Fund of its Directors and officers to the fullest extent permitted by law.

     The Investment Advisory Services Agreement provides that the Adviser shall not be liable to the Fund or its shareholders for any loss or damage occasioned by any acts or omissions in the performance of its services as Adviser in the absence of willful misfeasance, bad faith, gross negligence or recklessness or as otherwise required by law.

Code of Ethics

     The Fund and the Adviser have adopted a Code of Ethics under Rule 17j-1 under the Act which permits officers and employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions. The Code of Ethics is on file with the Commission and is available through the Commission's EDGAR system.


                              BROKERAGE ALLOCATION

     The Adviser is responsible for the placement of the portfolio transactions of the Fund and the negotiation of any commissions paid on such transactions. Portfolio securities transactions generally will be effected through brokers on securities exchanges or directly with the issuer or an underwriter or market maker for the securities. Purchases and sales of portfolio securities through brokers involve a commission to the broker. Purchases and sales of portfolio securities with dealers serving as market makers include the spread between the bid and the asked prices.

     As described in the Prospectus, the Fund is non-diversified and tends to take larger positions in fewer different portfolio companies than most other mutual funds. In addition, the Adviser may select the same investments for the Fund as for its other managed accounts, resulting in a large volume of trades on the same day in any particular security. In an effort to obtain best execution for its clients in the aggregate, including the Fund, the Adviser will take into account such factors as price (including the applicable dealer spread or commission, if any), size of order, difficulty of execution, operational facilities of the firm involved and the firm's risk in positioning a block of securities. In light of these considerations, brokerage transactions normally will be effected through the Adviser's affiliate, W.P. Stewart Securities Limited with trades being executed and cleared through other broker-dealers. The Adviser believes that this practice results in a better overall execution to its clients, including the Fund, although the Fund may pay commissions at a rate higher than those charged by other brokers. The Adviser's affiliate will conduct any brokerage services it performs for the Fund in compliance with the requirements of Section 17(e)(2) of the Act and Rule 17e-1 thereunder, and the Board of Directors of the Fund has adopted procedures designed to ensure such compliance.

     As broker, the Adviser's affiliate will charge the Fund commissions not exceeding the rates charged to the Adviser's institutional customers for similar trades at the time of execution. For the fiscal years ended December 31, 2004, 2003 and 2002, the Fund paid the Adviser's affiliate brokerage commissions of $o, $101,675 and $104,031, respectively. For the fiscal year ended December 31, 2004, the Fund paid total brokerage commissions of $o, all of which was paid to W.P. Stewart Securities Limited for effecting 100% of the aggregate number of transactions in which the Fund paid brokerage commissions. The aggregate amount of brokerage commissions paid by the Fund for the fiscal years ended December 31, 2002 and December 31, 2003 was $101,675 and $104,031, respectively.

     Any brokerage transactions not effected by the Adviser's affiliate (which the Adviser believes will be on an exception only basis) will be executed by other brokers and dealers selected by the Adviser on the basis of a variety of factors, including the following: the ability to effect prompt and reliable executions at favorable prices; the operational efficiency with which transactions are effected; the financial strength, integrity and stability of the broker; the quality, comprehensiveness and frequency of available research and related services considered to be of value; and the competitiveness of commission rates in comparison with other brokers satisfying the Adviser's other selection criteria. Research and related services furnished by brokers may include written information and analyses concerning specific securities, companies or sectors; market, financial and economic studies and forecasts; statistics and pricing or appraisal services, as well as discussions with research personnel, along with hardware, software, data bases and other news, technical and telecommunications services and equipment utilized in the investment management process. The Adviser may pay higher commissions to brokerage firms that provide it with such investment and research information if the Adviser determines such prices or commissions are reasonable in relation to the overall services provided. Research and related services provided by broker-dealers used by the Fund may be utilized by the Adviser or its affiliates in connection with its investment services for other accounts and, likewise, research and related services provided by broker-dealers used for transactions of other accounts may be utilized by the Adviser in performing its services for the Fund. The Adviser will make appropriate allocations so that it bears the cost of any such services used for purposes other than for investment management, for example, for administration.


            CUSTODIAN, ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT

     The Fund's securities and other assets will normally be held in the custody of State Street Bank and Trust Company ("State Street"), which has its principal place of business at 225 Franklin Street, Boston, MA 02110. Under the Custodian Contract, State Street is reimbursed by the Fund for its disbursements, expenses and charges incurred in connection with the foregoing services and receives a fee from the Fund based on the average assets of the Fund, subject to a minimum monthly fee of $3,000.

     State Street also provides certain administrative services to the Fund pursuant to an Administration Agreement, including overseeing the determination of the net asset value of the Fund, maintaining certain books and records of the Fund, and preparing and/or filing periodic reports, advertising materials, supplements, proxy materials and other filings. In consideration for these services, State Street is paid a fee based on a percentage of the average assets of the Fund, subject to a minimum annual fee of $65,000.

     State Street also provides certain shareholder services to the Fund pursuant to a Transfer Agency and Service Agreement, including disbursing dividends and distributions, disbursing redemption proceeds, processing subscription applications and serving as transfer agent and registrar. In consideration for these services, State Street is paid a monthly fee of $2,500 ($30,000 annually).

                              INDEPENDENT AUDITOR

     Weiser LLP, 135 West 50th Street, New York, NY 10020, serves as the independent auditor of the Fund. It audits the Fund's annual financial statements and renders reports thereon, which are included in the annual report to shareholders. In addition, the Fund's auditor reviews certain filings of the Fund with the Commission and prepares the Fund's federal and state corporation tax returns.


                                  CAPITAL STOCK

     The authorized capital stock of the Fund consists of 100,000,000 Shares, all of one class and of $0.001 par value per Share, and all having equal voting, redemption, dividend and liquidation rights. Shares are fully paid and non-assessable when issued and are redeemable and subject to redemption under certain conditions described in the Prospectus. Shares have no preemptive, conversion or cumulative voting rights.

     Pursuant to the By-Laws of the Fund adopted under the provisions of the laws of Maryland, the Fund's jurisdiction of incorporation, the Fund will not generally hold annual meetings of Fund shareholders. Shareholder meetings, however, will be held when required by the Act or Maryland laws, or when called by the Board of Directors, the President or shareholders owning at least 10% of the outstanding Shares. The Fund is obligated to bear the cost of any such notice and meeting.


                        DISTRIBUTION OF THE FUND'S SHARES

     The Adviser may pay out of its own resources persons who sell Shares of the Fund.

     Effective September 18, 2002, the Fund has entered into a distribution agreement (the "Distribution Agreement") with ALPS Distributors, Inc. (previously defined as the "Distributor") in connection with the promotion and distribution of the Fund's Shares. The Distributor is located at 1625 Broadway, Suite 2220, Denver, Colorado 80202. The Distribution Agreement calls for the Distributor to use its best efforts to solicit orders for the sale of Shares of the Fund, which are continuously offered. The Distributor is not affiliated with the Adviser. The Adviser has agreed to bear, out of its own resources, all of the fees payable to the Distributor for its distribution services to the Fund as well as other fees and expenses in connection with the distribution of Fund Shares. Pursuant to the Distribution Agreement, the distributor receives no underwriting commissions. The Fund also offers its Shares directly.


                         COMPUTATION OF NET ASSET VALUE

     Shares of the Fund are sold at net asset value. For a discussion of how net asset value is determined, see "Pricing of Shares" in the Prospectus. The Fund computes its net asset value once daily on days the New York Stock Exchange is open for trading. The New York Stock Exchange ordinarily is closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Using the Fund's net asset value at December 31, 2004, the maximum offering price of the Fund's Shares was as follows:

           Net Assets............................................ $o
           Number of Shares Outstanding..........................  o
           Offering Price per Share.............................. $o


                               PURCHASE OF SHARES

     The methods of buying Shares are described in the Prospectus. There are no sales charges.

     The Fund may accept securities in payment of Shares provided such securities:

          (a) meet the investment objective and policies of the Fund;

          (b) are acquired by the Fund for investment and not for resale;

          (c) are liquid securities which are not restricted as to transfer either by law or liquidity of market; and

          (d) have a value which is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.


                                  REDEMPTIONS

     The methods of redeeming Shares are described in the Prospectus.


                                   TAX STATUS

     The Prospectus of the Fund contains information about the federal income tax consequences of ownership of Shares. Certain supplementary information is presented below.

     The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This relieves the Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders and permits net capital gains of the Fund (i.e., the excess of net capital gains from the sale of assets held for more than one year over net short-term capital losses) to be treated as capital gains of the shareholders, regardless of how long shareholders have held their Shares in the Fund.

     Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund's annual gross income be derived from interest, dividends, payments with respect to certain securities loans, and gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies; (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies); and (c) the Fund distribute to its shareholders at least 90% of its net taxable investment income (including short-term capital gains) and 90% of its net tax exempt interest income in each year.

     Any gain realized on the redemption or other disposition of Shares by a shareholder who is not a dealer in securities generally will be treated as capital gain. Any such capital gain derived by an individual generally will be subject to tax at the current maximum rate of 15% with respect to Shares held for more than one year. The maximum long-term capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income, which currently is 35%.

     Any capital loss realized by a shareholder on the redemption or other disposition of Shares will be treated as long-term capital loss if such Shares were held for more than one year. Any loss realized by a shareholder on the redemption or other disposition of Shares which such shareholder has held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such Shares; any capital loss on such shares in excess of such distribution will be treated as short-term capital loss. Any loss realized on a sale or exchange of Shares will be disallowed to the extent that the Shares disposed of are replaced (including, for example, by receipt of dividends paid in Shares) within a 61-day period beginning 30 days before and ending 30 days after the date the Shares are disposed of. In such a case, a shareholder will adjust the basis of the Shares acquired to reflect the disallowed loss.

     Since, at the time of an investor's purchase of Shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in the Fund's portfolio or undistributed income of the Fund, subsequent distributions (or a portion thereof) on such Shares may in reality represent a return of such investor's capital. However, such a subsequent distribution would be taxable to such investor even if the net asset value of such investor's Shares is, as a result of the distributions, reduced below such investor's cost for such Shares. Prior to purchasing Shares of the Fund, an investor should carefully consider such tax liability which such investor might incur by reason of any subsequent distributions of net investment income and capital gains.

     The Fund would be subject to a 4% non-deductible excise tax on certain amounts if they are not distributed (or not treated as having been distributed) on a timely basis in accordance with a calendar year distribution requirement. The Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

     By law, the Fund must withhold 30% (scheduled to be phased down to 28% by 2006) of a shareholder's distributions and redemption proceeds if such shareholder has not provided either a taxpayer identification number or a social security number or if the number provided is incorrect.

     The Fund may purchase debt securities that contain original issue discount. Original issue discount is treated as income earned by the Fund and therefore is subject to the distribution requirements of the Code. Because the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to satisfy the Code's distribution requirements. In addition, the Fund's investment in foreign currency denominated or referenced debt securities or contingent payment and inflation-indexed debt instruments may also accelerate the Fund's recognition of taxable income in excess of cash generated by such investments.

     Dividends, interest and capital gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Such taxes will reduce shareholders' return. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes.

     Dividends and distributions generally are taxable to shareholders in the year in which they are received. Dividends declared in October, November or December payable to shareholders of record on a specified date in October, November or December and paid in the following January will be treated as having been paid by the Fund and received by shareholders in such prior year. Under this rule, a shareholder may be taxed on a dividend or distribution in the year prior to the year in which they actually receive such dividend or distribution.

     In addition to federal income taxes, shareholders of the Fund may be subject to state, local or foreign taxes on distributions from the Fund and on repurchases or redemptions of Shares. Shareholders should consult their tax advisors as to the application of such taxes and as to the tax status of distributions from the Fund and repurchases or redemptions of Shares in their own states and localities. Non-U.S. shareholders, who are present in the U.S. for substantial periods of time during a taxable year, maintain an office or "tax home" in the U.S., or conduct business in the U.S. with which their Shares may be "effectively connected," should consult their tax advisors as to whether such presence or activities may subject them to U.S. tax as a U.S. person or otherwise. Each shareholder who is not a U.S. person also should consult his tax advisor regarding the federal, state, local and foreign tax consequences of ownership of Shares of the Fund.


                              ERISA CONSIDERATIONS

     Persons who are fiduciaries with respect to an employee benefit plan subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), including most qualified retirement plans and funded nonqualified plans of deferred compensation (an "ERISA Plan") should consider, among other things, the matters described below before determining whether to invest in the Fund.

     ERISA imposes certain general and specific responsibilities on the persons who are the fiduciaries responsible for investing the assets of an ERISA Plan, including exclusive benefit of participants, prudence, diversification, absence of prohibited transactions, conformity of governing documents, and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, Department of Labor regulations provide that, to meet the prudence standard, a fiduciary of an ERISA Plan must give appropriate consideration to, among other things, the role that the investment plays in the ERISA Plan's portfolio, taking into consideration whether the investment is reasonably designed to further the ERISA Plan's purposes in view of the risk of loss and opportunity for gain, the diversification of the Plan's portfolio, an examination of the liquidity and current return factors relative to cash flow needs, and the projected return of the portfolio relative to the ERISA Plan's funding objectives. Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with the foregoing responsibilities under ERISA. A fiduciary may need to take other factors into consideration if the ERISA Plan permits participants to direct the investment of their accounts and the Fund is offered as an investment alternative under the ERISA Plan. If a fiduciary with respect to any such ERISA Plan breaches his responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary may be held personally liable for losses incurred by the ERISA Plan as a result of such breach.

     After an investment in the Fund has been made by an ERISA Plan, the fiduciaries responsible for that ERISA Plan's investment decisions must periodically review the investment to determine whether it continues to satisfy the prudence and other requirements under ERISA. It is noted that, since the Fund is a mutual fund, the underlying assets of the Fund are not "plan assets," within the meaning of the applicable ERISA regulations. Consequently, the fiduciaries of an investing ERISA Plan would not normally have responsibility for the investment decisions made by or on behalf of the Fund with respect to those underlying assets.

     The provisions of ERISA are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA contained in this Statement of Additional Information is, of necessity, general and may be affected by future judicial decisions and administrative regulations and rulings. Potential investors should consult with their legal advisors regarding the consequences under ERISA of the acquisition and ownership of Shares.


                                   PERFORMANCE

     From time to time, the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. All performance information supplied by the Fund is historical and is not intended to indicate future returns. The Fund's total return fluctuates in response to market conditions and other factors. The value of the Fund's shares when redeemed may be more or less than their original cost.

     In performance advertising, the Fund may compare its performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock indices, including but not limited to the Standard & Poor's 500 Index. In addition, the Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Total Return Calculations

     Standardized total returns quoted in advertising and sales literature reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's NAV per share over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

     Average annual total return before taxes is calculated by finding the average annual compounded rates of return of a hypothetical investment, over the one year, five year and since inception periods of the Fund, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

where:
               P  =  a hypothetical initial payment of $1,000
               T  =  average annual total return
               n  =  number of years
             ERV  =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

     The calculation (i) assumes all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the period, (ii) includes all recurring fees that are charged to all shareholder accounts, (iii) assumes complete redemption at the end of the 1, 5, or 10 year periods to determine the ending redeemable value, and (iv) does not take into account any Federal or state income taxes that may be payable upon redemption.

     Returns may also be calculated on certain after-tax bases (and are so presented in the Prospectus) under similar assumptions and using similar formulae as specified by the Commission except as set forth below. For example, returns may be calculated after taxes on distributions, which assume reinvestments of the amount of any distributions less applicable taxes on such distributions. In calculating such returns, T and ERV in the formula referenced above are replaced with T and ATVD, respectively, as follows:

                T = average annual total return (after taxes on distributions) ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption but not after taxes on redemption

     Returns also may be calculated after taxes on distributions and the sale (redemption) of Portfolio shares. In calculating such returns, T and ERV in the formula referenced above are replaced with T and ATV(DR), respectively, as follows:

                T = average annual total return (after taxes on distributions and redemptions)
          ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

     After-tax returns assume the highest individual Federal income tax rate for each year included in the calculation. After tax returns do not reflect the effect of state and local taxes, the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum tax. In addition, actual after-tax returns depend on each investor's individual tax situation, which may differ from the returns presented. For instance, after-tax returns are not relevant to investors who hold their Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     In addition to average annual total return, the Fund may quote unaveraged or compounded total returns reflecting the simple change in value of an investment over a stated period. Such total returns are calculated according to the following formula:

                                   (ERV-P)/P

where:

                P = a hypothetical initial payment of $1,000
              ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

Other Advertisement Matters

     The Fund may also include various other information in its advertisements. Information included in the Fund's advertisements may include, but is not limited to (i) certain of the Fund's portfolio holdings as of certain dates, and
(ii) historical information as to the Fund's net asset value (with or without dividends), as of one or more dates.

     Information regarding portfolio holdings or transactions, or related discussions, should not be considered as a recommendation to purchase or sell a particular security. Further, there is no assurance as of the date of publication of the advertisement or other material, that any securities discussed as having been purchased remain in a Fund's portfolio or that securities discussed as having been sold have not been repurchased. Additionally, securities discussed as purchased or held do not represent a Fund's entire portfolio and in the aggregate may represent a small percentage of a Fund's portfolio.


                      PROXY VOTING POLICIES AND PROCEDURES

     The Fund has delegated the responsibility for voting proxies of their underlying portfolio securities to its investment adviser, W.P. Stewart & Co., Inc. ("WPS Inc."). This delegated authority may be exercised by its parent company, W.P. Stewart & Co., Ltd. ("WPS Ltd."). WPS Inc., an adviser registered with the SEC pursuant to the Advisers Act, provides investment advisory services to the Fund. WPS Inc., in conjunction with WPS Ltd., has adopted proxy-voting procedures, including those designed to address any material conflicts of interests between WPS Inc. and the Fund (the "Adviser Procedures").

     W.P. Stewart & Co., Ltd. and W.P. Stewart Asset Management Ltd., each an investment adviser registered with the Securities and Exchange Commission (the "SEC") pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"), provide investment advisory services to individual clients, institutions, pension plans, pooled investment vehicles and funds (the "Advisory Clients"), and through W.P. Stewart & Co., Ltd.'s subsidiary, to W.P. Stewart & Co. Growth Fund, Inc. (the "Fund" and, together with the Advisory Clients and Fund shareholders, the "Clients"). W.P. Stewart & Co., Ltd. and W.P. Stewart Asset Management Ltd., in their capacity as advisers to the Advisory Clients and W.P. Stewart & Co., Inc., as adviser to the Fund, are collectively referred to herein each as an "Adviser" and, collectively, as the "Advisers". The responsibility of the Advisers under the Procedures is limited to the proxies of the securities under their direct management.

     The Advisers have prepared these proxy-voting procedures (the "Procedures") in accordance with, and for the purpose of complying with, rules related to proxy voting promulgated by the SEC under the Advisers Act and the Investment Company Act of 1940, as amended. Specifically, pursuant to Rule 204-2(c)(2) and Rule 206(4)-6 under the Advisers Act, the Procedures must: (i) be written; (ii) set forth the process by which the Adviser evaluates the issues presented by a proxy and a record of the Adviser's decisions as to how the proxy will be voted; and (iii) adopt and implement procedures that are reasonably designed to insure that the Adviser votes proxies in the best interests of its Client, which include how the Adviser addresses material conflicts of interest between the Adviser and any of its Clients.

     All decisions about how to vote a proxy with respect to a Client account will be made in accordance with the best investment interests of our Clients, including stated investment objectives and in accordance with applicable statutory and regulatory requirements, and Client agreements, and the related factors that an Adviser believes appropriate and consistent with its fiduciary duties to its Clients.

     All proxies received by an Adviser will be sent to the Adviser's Compliance Officer. The Compliance Officer will:

          (1)  Keep a record of each proxy received;

          (2) Determine which accounts managed by the Adviser hold the security to which the proxy relates;

          (3) Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

          (4) Identify Routine Items, Non-Routine Items and Conflict of Interest Items on the proxy and determine whether a specific policy of the Adviser applies to the Non-Routine Items and Conflict of Interest Items.

               o The Compliance Officer will identify any conflicts that exist between the interests of the Adviser and its Clients. This examination will include a review of the relationship of the Adviser and its affiliates with the issuer of each security to determine if the issuer is a Client of the Adviser or one of its affiliates or has some other relationship with the Adviser.

          (5) Vote a Routine Item (one that has no corporate governance implications), a Non-Routine Item or Conflict of Interest Item according to the Adviser's Specific Policy; the Compliance Officer should vote these proxies by completing them and mailing them in a timely and appropriate manner; and

          (6) If no specific policy applies to a Non-Routine Item or Conflict of Interest Item, the Compliance Officer shall follow the general policy voting of Non-Routine Items and Conflict of Interest Items.

     Each Adviser will vote proxies in the best interests of its Clients. The Advisers have adopted specific voting guidelines with respect to the following proxy issues:

     Election of Directors:

          1.   The Adviser will generally vote FOR the election of directors.

     Independent Auditors:

          2. The Adviser will generally vote FOR the selection of independent auditors.

     Reclassification of Common Stock:

          3. The Adviser will generally vote FOR increases in or reclassification of common stock.

     Amendments to Charter or By-laws:

          4. The Adviser will generally vote FOR management recommendations adding or amending indemnification provisions in charter or by-laws.

     Changes in Board of Directors:

          5. The Adviser will generally vote FOR changes in the board of directors.

     Independent Director Compensation:

          6. The Adviser will generally vote FOR outside director compensation.

     State of Incorporation:

          7. The Adviser will generally vote AGAINST proposals that a company reincorporate in another state.

     Shareholder Rights:

          8. The Adviser will generally vote FOR proposals which provide for confidential voting, the right to call special meetings as well as the ability to act by written consent.

     Non-Routine and Conflict of Interest Items will be considered on a case-by-case basis with the following general principles as guidelines:

                                   Non-Routine

     Mergers and Corporate Restructurings:

          1. The Adviser will generally vote FOR management proposals for a merger or reorganization if the transaction appears to offer fair value.

          2. The Adviser will generally vote AGAINST shareholder resolutions that consider non-financial impacts of mergers.

     Anti-Takeover Measures:

          3. The Adviser will generally vote AGAINST anti-greenmail provisions.

          4. The Adviser will generally vote FOR poison pill anti-takeover provisions.

     Capital Structure:

          5. The Adviser will generally vote FOR proposals to reduce the par value of stock, increase the number of authorized shares, restore preemptive rights, stock splits and the creation of preferred stock that cannot be used as a takeover defense.

     Proxy Contests:

          6. The Adviser will generally vote on a case-by-case basis in a contested election of directors considering the factors that include the long-term financial performance of the company, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

     Executive and Director Compensation:

          7. The Adviser will generally vote AGAINST shareholder proposals capping compensation, requiring compensation be submitted for shareholder vote, that all executive compensation be disclosed and that the director's fees only be paid in stock.

     Social Responsibility:

          8. The Adviser will consider proposals concerning social and environmental issues on a case-by-case basis and cast a vote in a manner that it believes will enhance the economic value of the company.

                              Conflicts of Interest

          1. If the Adviser has a direct or indirect interest in any issue that is the subject of a proxy to be voted for a Client's account, the Adviser shall (a) disclose to the Client in writing the substance of the Adviser's interest in the issue and shall seek from the Client written direction on how such issue is to be voted, and (b) if the Adviser does not receive written direction from a Client on how to vote on an issue on which the Adviser has a direct or indirect interest, the Adviser shall resolve the conflict by voting client securities based upon the recommendations of the issuer's management.

          2. In lieu of the procedures outlined in paragraph 1, above, in the event of a conflict of interest, the Adviser may retain an independent firm that analyzes proxies and provides research and objective vote recommendations, which firm shall provide detailed analysis and voting recommendations for each proxy matter for which there is a perceived conflict.

          3. This existence of an issue in which the Adviser has a direct or indirect interest shall not prevent the Adviser from voting on other issues on the same proxy on which the Adviser does not have a conflict of interest.


                              FINANCIAL STATEMENTS

     The Fund will furnish to its shareholders annual reports containing financial statements examined by the Fund's independent auditors as soon as practicable after the end of the fiscal year of the Fund. The Fund will furnish, without charge, copies of its latest semi-annual and annual reports to shareholders upon request.

     The audited financial statements and report of the Fund's independent accountants for the Fund's fiscal year ended December 31, 2003 are incorporated by reference into this Statement of Additional Information from the Fund's annual report to shareholders for the year ended December 31, 2003. The Fund's annual report to shareholders can be obtained free of charge upon request in writing or by telephoning the Fund.

     The financial statements of the Fund included in the annual report to shareholders for the year ended December 31, 2003 have been incorporated herein by reference, in reliance with respect to the financial statements, on the report of Weiser LLP, independent auditors, given on the authority of that firm as experts in auditing and accounting.


                              CONTACT INFORMATION

     For further information regarding the Fund or to request copies of the Fund's Prospectus or Statement of Additional Information free of charge, telephone or write to the Fund at 527 Madison Avenue, New York, New York 10022,
Telephone: (212) 750-8585, Facsimile: (212) 980-8039.

                                     PART C

                               OTHER INFORMATION


Item 22.  Exhibits

 Exhibit
 Number
--------
   (a) Amended Articles of Incorporation of the Fund. Incorporated by reference from Exhibit 1 to Post-Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142).
   (b) Amended and Restated By-Laws of the Fund.
   (c) Portions of Articles of Incorporation and By-Laws of the Fund defining the rights of holders of shares in the Fund. Incorporated by reference from Exhibit 4 to Post-Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142).
   (d) Form of Investment Advisory Services Agreement between the Fund and the Adviser. Incorporated by reference from Exhibit (d) to Post-Effective Amendment No. 9 to the Registration Statement filed on Form N-1A on May 10, 2000.
   (e) Distribution Agreement between the Fund and ALPS Distributors, Inc.
   (f) Not applicable.
   (g) (i) Custodian Contract between the Fund and State Street Bank and Trust Company. Incorporated by reference from Exhibit 8 to Post-Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142). (ii) Amendment to Custodian Contract. Incorporated by reference from Exhibit (g)(ii) to Post-Effective Amendment No. 7 to the Registration Statement filed on Form N-1A on February 26, 1999 (File No. 33-71142).
   (h) (i) Administration Agreement and Transfer Agency and Service Agreement, each between the Fund and State Street Bank and Trust Company. Incorporated by reference from Exhibit 9 to Post-Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142). (ii) Amendment No. 1 to Administration Agreement. (iii) Loan Agreement between the Fund and State Street Bank and Trust Company.
   (i) Opinion of Venable Baetjer and Howard, LLP, special Maryland counsel for the Fund. Incorporated by reference from Exhibit (i) to Post-Effective Amendment No. 10 to the Registration Statement filed on Form N-1A on April 27, 2001 (File No. 33-71142).
   (j) Not applicable.
   (k) Subscription Agreement between the Fund and WPS & Co., N.V. Incorporated by reference from Exhibit 13 to Post-Effective Amendment No. 5 to the Registration Statement filed on Form N-1A on May 7, 1998 (File No. 33-71142).
   (l) Not applicable.
   (m) Not applicable.
   (n) Not applicable.


Item 23.  Persons Controlled by or Under Common Control with Registrant

     As of the date hereof, the Fund does not control and is not under common control with any other person.


Item 24.  Indemnification

     Every person who is or was a director, officer or employee of the Fund has the right to be indemnified to the fullest extent permitted by law for any liabilities incurred and reasonable expenses of defending against claims or threatened claims in connection with his office, except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of his office. See Article Ninth of the Articles of Incorporation and Article 9 of the Amended By-Laws for a more complete description of matters related to indemnification.


Item 25.  Business and Other Connections of Investment Adviser

     The Adviser, including the Fund's predecessor adviser, has been engaged since 1975 in the business of providing discretionary and non-discretionary investment advisory services and brokerage services to various clients.

     The other businesses, professions, vocations or employments of a substantial nature in which the Adviser's directors and executive officers are, or have been, engaged within the last two fiscal years for their own account or in the capacity of director, officer, employee, partner or trustee are as set forth below:

     John A. Allison is a Director and portfolio manager of the Adviser and, since January 2000, has served as Chairman and Chief Executive Officer of W.P. Stewart Asset Management Ltd., an affiliate of the Adviser.

     Joseph S. Frelinghuysen, Jr. is an outside Director of the Adviser and, since 1989, has served as President of J.S. Frelinghuysen & Co., Inc., an investment banking firm.

     Michael W. Stamm is Secretary of the Fund, Secretary of the Adviser and, since August 2002, has served as General Counsel of W.P. Stewart & Co., Ltd., the Adviser's parent, and several of its affiliates. From 2000 to July 2002, Mr. Stamm was Executive Vice President and General Counsel of HealthMarket Inc., a healthcare company.

     Alison A. Proshan is Assistant Secretary of the Fund, Associate General Counsel and Assistant Secretary of the Adviser and, since January 1999 has served as Associate General Counsel and Assistant Secretary of W.P. Stewart & Co., Ltd., the Adviser's parent, and several of its affiliates.


Item 26.  Principal Underwriters

          (a) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Fund and the following other funds:
     Westcore Trust, Financial Investors Trust, First Funds Trust, Firsthand Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, DIAMONDS Trust, Nasdaq-100 Trust, BLDRS Index Funds Trust, Ameristock Mutual Fund, Inc., Davis Park Series Trust, Financial Investors Variable Insurance Trust, Aristata Funds, AGILEX Trust, Agile Funds, Accessor Funds, Inc., Holland Series Fund, Inc., Williams Capital Management Trust, ETF Advisors Trust, State Street Institutional Investment Trust, and Wasatch Funds, Inc.

          (b) To the best of the Fund's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for the Fund, are as follows:

                                                                              Position(s) and
Name and Principal Business                                                    Office(s) with
Address*                        Position(s) and Office(s) with Distributor          Fund
---------------------------  -----------------------------------------------  ---------------
W. Robert Alexander          Chairman, Chief Executive Officer and Secretary        None
Thomas A. Carter             Chief Financial Officer and Director                   None
Edmund J. Burke              President and Director                                 None
Jeremy O. May                Senior Vice President and Director                     None
Robert Szydlowski            Vice President                                         None
Rick A. Pederson             Director                                               None

*    All addresses are 1625 Broadway, Suite 2200, Denver, Colorado 80202.

          (c)  Not applicable.


Item 27.  Location of Accounts and Records

                         Account, Book or Other Document                           Name of Person
         (Numbers refer to Subparagraphs under Rule 31a-1(b) of the Act)             Maintaining
-------------------------------------------------------------------------------  -----------------
 (1)   Journals (or other records or original entry) containing an itemized       State Street
       daily record in detail of all purchases and sales of securities, all       Bank and Trust
       receipts and deliveries of securities, all receipts and disbursements of   Company
       cash and all other debits and credits.

 (2)   General and auxiliary ledgers (or other records) reflecting all asset,     State Street
       liability, reserve, capital, income and expense accounts.                  Bank and Trust
                                                                                  Company
 (3)   Not applicable.

 (4)   Corporate Charters, By-Laws and Minute Books.                              The Adviser

 (5)   Record of each brokerage order given by or on behalf of the Fund.          State Street
                                                                                  Bank and Trust
                                                                                  Company

 (6)   Record of all other portfolio purchases or sales.                          State Street
                                                                                  Bank and Trust
                                                                                  Company

 (7)   Record of Options (if any) and commitments.                                State Street
                                                                                  Bank and Trust
                                                                                  Company

 (8)   Trial balances.                                                            State Street
                                                                                  Bank and Trust
                                                                                  Company

 (9)   Brokerage Records.                                                         The Adviser
                                                                                  and/or W.P.
                                                                                  Stewart
                                                                                  Securities
                                                                                  limited

 (10)  Records of authorizations.                                                 The Fund

 (11)  Advisory Material.                                                         The Fund

       All other records (if any) required to be maintained by paragraph (a) of   The Fund
       Rule 31a-1.


     All records maintained by the Adviser or the Fund will be maintained at 527 Madison Avenue, New York, NY 10022.

     All records maintained by W.P. Stewart Securities Limited will be maintained at Trinity Hall, 43 Cedar Avenue, Hamilton HM 12, Bermuda.

     All records maintained by State Street Bank and Trust Company will be maintained at 225 Franklin Street, Boston, MA 02110.


Item 28.  Management Services

     Not applicable.


Item 29.  Undertakings

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 28th day of February, 2005.

                                       W.P. Stewart& Co. Growth Fund, Inc.


                                       By:    /s/ Peter H. Jennison
                                           -------------------------------------
                                           Name:  Peter H. Jennison
                                           Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              Signature                                Title                           Date
--------------------------------------  ------------------------------------  ----------------------
        /s/ Peter H. Jennison                        President                   February 28, 2005
--------------------------------------
          Peter H. Jennison

                  *                                  Director                    February 28, 2005
--------------------------------------
        Norman H. Brown, Jr.

                  *                                  Director                    February 28, 2005
--------------------------------------
         Thomas R. LeViness

                  *                                  Director                    February 28, 2005
--------------------------------------
           John C. Russell
                  *                                  Director                    February 28, 2005
--------------------------------------
        Joseph M. Santarella

                  *                                  Director                    February 28, 2005
--------------------------------------
          William F. Waters
                                         Treasurer and Principal Financial
         /s/ Susan G. Leber                           Officer                    February 28, 2005
--------------------------------------
           Susan G. Leber

*By:  /s/  Michael W. Stamm                                                      February 28, 2005
     ---------------------------------
      Name:   Michael W. Stamm
      Title:  Attorney-in-Fact